JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 50.0%
Australia — 0.4%
Ampol Ltd.	2	36
ANZ Group Holdings Ltd.	19	339
APA Group	8	45
Aristocrat Leisure Ltd.	4	107
ASX Ltd.	1	52
Aurizon Holdings Ltd.	12	29
BHP Group Ltd.	11	329
BHP Group Ltd.	140	4,274
BlueScope Steel Ltd.	3	44
Brambles Ltd.	9	85
CAR Group Ltd.	2	49
Cochlear Ltd.	—	83
Coles Group Ltd.	9	89
Commonwealth Bank of Australia	11	817
Computershare Ltd.	4	60
Dexus, REIT	7	35
EBOS Group Ltd.	1	23
Endeavour Group Ltd.	9	34
Flutter Entertainment plc *	1	232
Fortescue Ltd.	11	209
Glencore plc	67	354
Goodman Group, REIT	11	181
GPT Group (The), REIT	12	37
IDP Education Ltd.	2	22
IGO Ltd.	4	21
Insurance Australia Group Ltd.	16	61
Lottery Corp. Ltd. (The)	14	46
Macquarie Group Ltd.	2	290
Medibank Pvt Ltd.	18	44
Mineral Resources Ltd.	1	43
Mirvac Group, REIT	25	35
National Australia Bank Ltd.	20	422
Northern Star Resources Ltd.	7	63
Orica Ltd.	3	31
Origin Energy Ltd.	11	62
Pilbara Minerals Ltd. (a)	18	42
Qantas Airways Ltd. *	5	20
QBE Insurance Group Ltd.	10	98
Ramsay Health Care Ltd.	1	39
REA Group Ltd.	—	40
Reece Ltd.	1	21
Rio Tinto Ltd.	2	204
Rio Tinto plc	7	498
Santos Ltd.	21	105
Scentre Group, REIT	33	66
SEEK Ltd.	2	37
Sonic Healthcare Ltd.	3	60

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
South32 Ltd.	29	63
Stockland, REIT	15	45
Suncorp Group Ltd.	8	75
Telstra Group Ltd.	26	68
Transurban Group	20	173
Treasury Wine Estates Ltd.	5	36
Vicinity Ltd., REIT	25	33
Washington H Soul Pattinson & Co. Ltd.	2	33
Wesfarmers Ltd.	7	275
Westpac Banking Corp.	22	352
WiseTech Global Ltd.	1	50
Woodside Energy Group Ltd.	12	254
Woolworths Group Ltd.	8	183
		11,553
Austria — 0.0% ^
Erste Group Bank AG	2	95
Mondi plc	3	51
OMV AG	1	41
Verbund AG	—	35
voestalpine AG	1	22
		244
Belgium — 0.1%
Ageas SA	1	43
Anheuser-Busch InBev SA	6	343
D'ieteren Group	—	28
Elia Group SA/NV	—	22
Groupe Bruxelles Lambert NV	1	43
KBC Group NV	51	3,357
Lotus Bakeries NV	—	26
Sofina SA	—	23
Syensqo SA *	1	42
UCB SA	1	75
Umicore SA	1	30
Warehouses De Pauw CVA, REIT	1	32
		4,064
Brazil — 0.2%
Atacadao SA	209	441
Banco do Brasil SA	98	1,122
Gerdau SA (Preference)	99	419
Localiza Rent a Car SA	56	618
Lojas Renner SA	202	657
NU Holdings Ltd., Class A *	43	369
Petroleo Brasileiro SA (Preference)	175	1,438
Raia Drogasil SA	126	643
TIM SA	214	754
Transmissora Alianca de Energia Eletrica S/A	78	581

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
Vale SA, ADR	25	345
Yara International ASA	1	35
		7,422
Burkina Faso — 0.0% ^
Endeavour Mining plc	1	21
Canada — 0.3%
Alimentation Couche-Tard, Inc.	57	3,324
Canadian National Railway Co.	33	4,052
Fairfax Financial Holdings Ltd.	—	515
		7,891
Chile — 0.0% ^
Antofagasta plc	3	54
Banco Santander Chile	11,521	533
		587
China — 1.3%
Alibaba Group Holding Ltd.	187	1,675
Angel Yeast Co. Ltd., Class A	96	412
BOC Hong Kong Holdings Ltd.	24	56
Budweiser Brewing Co. APAC Ltd. (b)	356	561
Chacha Food Co. Ltd., Class A	83	352
China Construction Bank Corp., Class H	3,029	1,799
China Merchants Bank Co. Ltd., Class H	258	942
China Yangtze Power Co. Ltd., Class A	255	866
ESR Group Ltd. (b)	14	18
Foshan Haitian Flavouring & Food Co. Ltd., Class A	71	334
Fuyao Glass Industry Group Co. Ltd., Class H (b)	107	483
H World Group Ltd.	130	408
Haier Smart Home Co. Ltd., Class H	294	832
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	195	737
iQIYI, Inc., ADR *	45	152
JD.com, Inc., ADR	79	1,772
JD.com, Inc., Class A	54	612
Jiangsu Hengli Hydraulic Co. Ltd., Class A	62	425
Kanzhun Ltd., ADR (a)	25	350
Li Auto, Inc., Class A *	16	218
LONGi Green Energy Technology Co. Ltd., Class A	124	333
Meituan * (b)	26	207
Midea Group Co. Ltd., Class A	57	464
NetEase, Inc.	68	1,320
NXP Semiconductors NV	30	6,290
PDD Holdings, Inc., ADR *	7	865
Ping An Insurance Group Co. of China Ltd., Class H	228	958
Prosus NV	9	278
Shanghai Baosight Software Co. Ltd., Class A	51	290
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15	561

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Shenzhou International Group Holdings Ltd.	73	651
Silergy Corp.	43	529
SITC International Holdings Co. Ltd.	8	12
Tencent Holdings Ltd.	309	10,715
Wanhua Chemical Group Co. Ltd., Class A	56	547
Weichai Power Co. Ltd., Class H	240	424
Wharf Holdings Ltd. (The)	7	20
Wilmar International Ltd.	12	29
Wuliangye Yibin Co. Ltd., Class A	30	523
WuXi AppTec Co. Ltd., Class H (b)	53	369
Xinyi Glass Holdings Ltd.	11	9
Zijin Mining Group Co. Ltd., Class H	330	490
		38,888
Colombia — 0.0% ^
Ecopetrol SA, ADR (a)	27	319
Denmark — 0.9%
AP Moller - Maersk A/S, Class A	—	36
AP Moller - Maersk A/S, Class B	—	57
Carlsberg A/S, Class B	1	80
Coloplast A/S, Class B	1	101
Danske Bank A/S	4	119
Demant A/S *	1	29
DSV A/S	1	213
Genmab A/S *	—	117
Novo Nordisk A/S, Class B	216	24,731
Novozymes A/S, Class B	2	120
Orsted A/S (b)	1	68
Pandora A/S	1	79
ROCKWOOL A/S, Class B	—	16
Tryg A/S	2	47
Vestas Wind Systems A/S *	7	182
		25,995
Finland — 0.2%
Elisa OYJ	1	42
Fortum OYJ	3	39
Kesko OYJ, Class B	2	34
Kone OYJ, Class B	2	108
Metso OYJ	4	42
Neste OYJ	3	93
Nokia OYJ	34	125
Nordea Bank Abp	409	5,041
Orion OYJ, Class B	1	32
Sampo OYJ, Class A	3	121
Stora Enso OYJ, Class R	4	47

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
UPM-Kymmene OYJ	3	124
Wartsila OYJ Abp	3	45
		5,893
France — 2.6%
Accor SA	1	50
Adevinta ASA *	2	24
Aeroports de Paris SA	—	30
Air Liquide SA	16	3,080
Airbus SE	4	604
Alstom SA	2	23
Amundi SA (b)	—	27
Arkema SA	—	42
AXA SA	12	390
BioMerieux	—	28
BNP Paribas SA	7	451
Bollore SE	5	31
Bouygues SA	1	45
Bureau Veritas SA	2	50
Capgemini SE	1	222
Carrefour SA	4	63
Cie de Saint-Gobain SA	3	207
Cie Generale des Etablissements Michelin SCA	54	1,793
Covivio SA, REIT	—	15
Credit Agricole SA	7	98
Danone SA	4	273
Dassault Aviation SA	—	25
Dassault Systemes SE	37	1,894
Edenred SE	2	95
Eiffage SA	—	49
Engie SA	155	2,474
EssilorLuxottica SA	2	370
Eurazeo SE	—	24
Gecina SA, REIT	—	32
Getlink SE	2	39
Hermes International SCA	—	426
Ipsen SA	—	27
Kering SA	1	196
Klepierre SA, REIT	1	36
La Francaise des Jeux SAEM (b)	1	27
Legrand SA	115	11,144
L'Oreal SA	2	738
LVMH Moet Hennessy Louis Vuitton SE	32	26,253
Orange SA	12	142
Pernod Ricard SA	1	214
Publicis Groupe SA	1	145
Remy Cointreau SA	—	14
Renault SA	1	46

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Safran SA	50	9,363
Sartorius Stedim Biotech	—	47
SEB SA	—	19
Societe Generale SA	5	121
Sodexo SA	1	64
Teleperformance SE	—	59
Thales SA	1	98
TotalEnergies SE	15	951
Unibail-Rodamco-Westfield, REIT *	1	54
Veolia Environnement SA	4	142
Vinci SA	118	14,859
Vivendi SE	4	48
Worldline SA * (b)	2	21
		77,802
Germany — 1.1%
adidas AG	1	196
Allianz SE (Registered)	20	5,235
BASF SE	6	273
Bayer AG (Registered)	6	195
Bayerische Motoren Werke AG	2	212
Bayerische Motoren Werke AG (Preference)	—	36
Bechtle AG	1	27
Beiersdorf AG	1	93
Brenntag SE	1	79
Carl Zeiss Meditec AG	—	27
Commerzbank AG	7	77
Continental AG	1	58
Covestro AG * (b)	1	65
Daimler Truck Holding AG	3	122
Deutsche Bank AG (Registered)	12	160
Deutsche Boerse AG	1	242
Deutsche Lufthansa AG (Registered) *	4	31
Deutsche Post AG	54	2,568
Deutsche Telekom AG (Registered)	21	509
Dr Ing hc F Porsche AG (Preference) (b)	1	62
E.ON SE	14	194
Evonik Industries AG	2	27
Fresenius Medical Care AG	1	51
Fresenius SE & Co. KGaA	3	76
GEA Group AG	1	42
Hannover Rueck SE	—	92
Heidelberg Materials AG	1	85
HelloFresh SE *	1	13
Henkel AG & Co. KGaA	1	45
Henkel AG & Co. KGaA (Preference)	1	83
Infineon Technologies AG	61	2,227
Knorr-Bremse AG	—	28

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
LEG Immobilien SE *	1	39
Mercedes-Benz Group AG	5	346
Merck KGaA	1	136
MTU Aero Engines AG	—	79
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21	8,948
Nemetschek SE	—	34
Porsche Automobil Holding SE (Preference)	1	48
Puma SE	1	27
Rational AG	—	25
Rheinmetall AG	—	98
RWE AG	186	6,861
SAP SE	7	1,157
Sartorius AG (Preference)	—	61
Scout24 SE (b)	1	35
Siemens AG (Registered)	5	870
Siemens Energy AG *	3	49
Siemens Healthineers AG (b)	2	100
Symrise AG	1	88
Talanx AG	—	29
Volkswagen AG	—	26
Volkswagen AG (Preference)	1	170
Vonovia SE	5	146
Wacker Chemie AG	—	12
Zalando SE * (b)	1	29
		32,643
Greece — 0.0% ^
Hellenic Telecommunications Organization SA	32	437
Hong Kong — 0.4%
AIA Group Ltd.	889	6,972
CK Asset Holdings Ltd.	12	56
CK Infrastructure Holdings Ltd.	4	24
CLP Holdings Ltd.	11	83
Futu Holdings Ltd., ADR *	—	16
Hang Lung Properties Ltd.	11	13
Hang Seng Bank Ltd.	5	51
Henderson Land Development Co. Ltd.	9	23
HKT Trust & HKT Ltd.	25	30
Hong Kong & China Gas Co. Ltd.	72	52
Hong Kong Exchanges & Clearing Ltd.	141	4,287
Hongkong Land Holdings Ltd.	7	22
Jardine Matheson Holdings Ltd.	1	40
Link, REIT	16	82
MTR Corp. Ltd.	10	32
New World Development Co. Ltd.	10	12
Power Assets Holdings Ltd.	9	53
Prudential plc	69	707

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Sino Land Co. Ltd.	24	25
Sun Hung Kai Properties Ltd.	10	89
Swire Pacific Ltd., Class A	3	19
Swire Properties Ltd.	7	14
Techtronic Industries Co. Ltd.	48	510
WH Group Ltd. (b)	51	30
Wharf Real Estate Investment Co. Ltd.	11	32
		13,274
Hungary — 0.0% ^
OTP Bank Nyrt.	15	717
India — 0.5%
HDFC Bank Ltd., ADR	132	7,325
ICICI Bank Ltd., ADR	67	1,636
Infosys Ltd., ADR	152	3,023
Reliance Industries Ltd., GDR (c)	30	2,064
		14,048
Indonesia — 0.3%
Bank Central Asia Tbk. PT	7,361	4,454
Bank Rakyat Indonesia Persero Tbk. PT	4,672	1,683
Telkom Indonesia Persero Tbk. PT	10,482	2,629
		8,766
Ireland — 0.0% ^
AerCap Holdings NV *	13	992
AIB Group plc	10	44
Bank of Ireland Group plc	7	62
Kerry Group plc, Class A	1	78
Kerry Group plc, Class A	—	13
Kingspan Group plc	1	68
Kingspan Group plc	—	12
Smurfit Kappa Group plc	1	62
		1,331
Israel — 0.0% ^
Azrieli Group Ltd.	—	18
Bank Hapoalim BM	8	69
Bank Leumi Le-Israel BM	10	74
Check Point Software Technologies Ltd. *	1	95
Elbit Systems Ltd.	—	35
Global-e Online Ltd. *	1	22
ICL Group Ltd.	5	22
Israel Discount Bank Ltd., Class A	8	38
Mizrahi Tefahot Bank Ltd.	1	37
Nice Ltd. *	—	84

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Israel — continued
Teva Pharmaceutical Industries Ltd., ADR *	7	87
Wix.com Ltd. *	—	44
		625
Italy — 0.2%
Amplifon SpA	1	26
Assicurazioni Generali SpA	6	145
Banco BPM SpA	8	42
Coca-Cola HBC AG	1	41
Davide Campari-Milano NV	4	40
DiaSorin SpA	—	13
Enel SpA	52	355
Eni SpA	15	241
Ferrari NV	1	281
FinecoBank Banca Fineco SpA	4	56
Infrastrutture Wireless Italiane SpA (b)	2	26
Intesa Sanpaolo SpA	99	306
Leonardo SpA	3	45
Mediobanca Banca di Credito Finanziario SpA	4	46
Moncler SpA	1	81
Nexi SpA * (b)	4	29
Poste Italiane SpA (b)	3	36
Prysmian SpA	2	74
Recordati Industria Chimica e Farmaceutica SpA	1	37
Snam SpA	13	63
Telecom Italia SpA *	62	19
Terna - Rete Elettrica Nazionale	9	76
UniCredit SpA	89	2,592
		4,670
Japan — 2.3%
Advantest Corp.	5	195
Aeon Co. Ltd.	4	100
AGC, Inc.	1	45
Aisin Corp.	1	34
Ajinomoto Co., Inc.	3	115
ANA Holdings, Inc. *	1	24
Asahi Group Holdings Ltd.	3	111
Asahi Intecc Co. Ltd.	1	25
Asahi Kasei Corp.	8	61
Astellas Pharma, Inc.	12	135
Azbil Corp.	1	26
Bandai Namco Holdings, Inc.	4	82
BayCurrent Consulting, Inc.	1	19
Bridgestone Corp.	4	160
Brother Industries Ltd.	2	25
Canon, Inc.	6	179
Capcom Co. Ltd.	1	42

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Central Japan Railway Co.	5	117
Chiba Bank Ltd. (The)	3	25
Chubu Electric Power Co., Inc.	4	53
Chugai Pharmaceutical Co. Ltd.	4	155
Concordia Financial Group Ltd.	7	32
Dai Nippon Printing Co. Ltd.	1	38
Daifuku Co. Ltd.	2	37
Dai-ichi Life Holdings, Inc.	6	132
Daiichi Sankyo Co. Ltd.	12	356
Daikin Industries Ltd.	17	2,772
Daito Trust Construction Co. Ltd.	—	45
Daiwa House Industry Co. Ltd.	4	117
Daiwa House REIT Investment Corp., REIT	—	25
Daiwa Securities Group, Inc.	8	61
Denso Corp.	12	188
Dentsu Group, Inc.	1	37
Disco Corp.	1	162
East Japan Railway Co.	2	114
Eisai Co. Ltd.	2	75
ENEOS Holdings, Inc.	18	75
FANUC Corp.	6	169
Fast Retailing Co. Ltd.	1	294
Fuji Electric Co. Ltd.	1	40
FUJIFILM Holdings Corp.	2	152
Fujitsu Ltd.	1	152
GLP J-REIT, REIT	—	27
Hamamatsu Photonics KK	1	36
Hankyu Hanshin Holdings, Inc.	1	43
Hikari Tsushin, Inc.	—	17
Hirose Electric Co. Ltd.	—	23
Hitachi Construction Machinery Co. Ltd.	1	20
Hitachi Ltd.	29	2,317
Honda Motor Co. Ltd.	29	330
Hoshizaki Corp.	1	25
Hoya Corp.	49	6,250
Hulic Co. Ltd.	2	26
Ibiden Co. Ltd.	1	35
Idemitsu Kosan Co. Ltd.	6	33
Iida Group Holdings Co. Ltd.	1	15
Inpex Corp.	6	86
Isuzu Motors Ltd.	4	52
ITOCHU Corp.	8	345
Japan Airlines Co. Ltd.	1	17
Japan Exchange Group, Inc.	183	4,046
Japan Metropolitan Fund Invest, REIT	—	31
Japan Post Bank Co. Ltd.	9	96
Japan Post Holdings Co. Ltd.	13	126

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Japan Post Insurance Co. Ltd.	1	22
Japan Real Estate Investment Corp., REIT	—	31
Japan Tobacco, Inc.	7	198
JFE Holdings, Inc.	4	57
JSR Corp.	1	30
Kajima Corp.	3	48
Kansai Electric Power Co., Inc. (The)	4	61
Kao Corp.	3	115
Kawasaki Kisen Kaisha Ltd.	1	44
KDDI Corp.	9	315
KDX Realty Investment Corp., REIT	—	28
Keisei Electric Railway Co. Ltd.	1	36
Keyence Corp.	7	3,355
Kikkoman Corp.	1	49
Kintetsu Group Holdings Co. Ltd.	1	34
Kirin Holdings Co. Ltd.	5	69
Kobe Bussan Co. Ltd.	1	26
Koei Tecmo Holdings Co. Ltd.	1	9
Koito Manufacturing Co. Ltd.	1	20
Komatsu Ltd.	6	168
Konami Group Corp.	1	37
Kose Corp.	—	20
Kubota Corp.	6	95
Kyocera Corp.	8	123
Kyowa Kirin Co. Ltd.	2	28
Lasertec Corp.	1	130
LY Corp.	17	53
M3, Inc.	3	44
Makita Corp.	1	38
Marubeni Corp.	9	155
MatsukiyoCocokara & Co.	2	40
Mazda Motor Corp.	4	45
McDonald's Holdings Co. Japan Ltd.	1	22
MEIJI Holdings Co. Ltd.	1	34
MINEBEA MITSUMI, Inc.	2	48
MISUMI Group, Inc.	2	31
Mitsubishi Chemical Group Corp.	8	49
Mitsubishi Corp.	22	383
Mitsubishi Electric Corp.	12	183
Mitsubishi Estate Co. Ltd.	7	100
Mitsubishi HC Capital, Inc.	5	37
Mitsubishi Heavy Industries Ltd.	2	140
Mitsubishi UFJ Financial Group, Inc.	356	3,331
Mitsui & Co. Ltd.	8	337
Mitsui Chemicals, Inc.	1	32
Mitsui Fudosan Co. Ltd.	6	141
Mitsui OSK Lines Ltd.	2	79

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mizuho Financial Group, Inc.	15	280
MonotaRO Co. Ltd.	2	15
MS&AD Insurance Group Holdings, Inc.	3	116
Murata Manufacturing Co. Ltd.	11	224
NEC Corp.	2	105
Nexon Co. Ltd.	2	35
NIDEC Corp.	3	101
Nintendo Co. Ltd.	7	369
Nippon Building Fund, Inc., REIT	—	40
Nippon Express Holdings, Inc.	1	30
Nippon Paint Holdings Co. Ltd.	6	47
Nippon Prologis REIT, Inc., REIT	—	27
Nippon Sanso Holdings Corp.	1	28
Nippon Steel Corp.	5	132
Nippon Telegraph & Telephone Corp.	2,159	2,711
Nippon Yusen KK	3	107
Nissan Chemical Corp.	1	32
Nissan Motor Co. Ltd.	15	58
Nissin Foods Holdings Co. Ltd.	1	39
Nitori Holdings Co. Ltd.	1	65
Nitto Denko Corp.	1	75
Nomura Holdings, Inc.	19	103
Nomura Real Estate Holdings, Inc.	1	19
Nomura Real Estate Master Fund, Inc., REIT	—	30
Nomura Research Institute Ltd.	2	76
NTT Data Group Corp.	4	59
Obayashi Corp.	4	39
Obic Co. Ltd.	1	77
Odakyu Electric Railway Co. Ltd.	2	29
Oji Holdings Corp.	5	21
Olympus Corp.	8	112
Omron Corp.	1	54
Ono Pharmaceutical Co. Ltd.	2	45
Open House Group Co. Ltd.	1	16
Oracle Corp.	—	16
Oriental Land Co. Ltd.	7	260
ORIX Corp.	7	145
Osaka Gas Co. Ltd.	2	51
Otsuka Corp.	1	29
Otsuka Holdings Co. Ltd.	3	106
Pan Pacific International Holdings Corp.	3	56
Panasonic Holdings Corp.	14	133
Rakuten Group, Inc. *	9	41
Recruit Holdings Co. Ltd.	9	363
Renesas Electronics Corp. *	9	154
Resona Holdings, Inc.	14	75
Ricoh Co. Ltd.	4	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Rohm Co. Ltd.	2	35
SBI Holdings, Inc.	2	39
SCSK Corp.	1	20
Secom Co. Ltd.	1	94
Seiko Epson Corp.	2	28
Sekisui Chemical Co. Ltd.	2	36
Sekisui House Ltd.	4	86
Seven & i Holdings Co. Ltd.	5	190
SG Holdings Co. Ltd.	2	26
Sharp Corp. *	2	11
Shimadzu Corp.	2	44
Shimano, Inc.	1	72
Shimizu Corp.	3	22
Shin-Etsu Chemical Co. Ltd.	349	13,757
Shionogi & Co. Ltd.	2	82
Shiseido Co. Ltd.	2	70
Shizuoka Financial Group, Inc.	3	26
SMC Corp.	—	223
SoftBank Corp.	18	244
SoftBank Group Corp.	7	285
Sompo Holdings, Inc.	2	99
Sony Group Corp.	42	4,129
Square Enix Holdings Co. Ltd.	1	23
Subaru Corp.	4	78
SUMCO Corp.	2	33
Sumitomo Chemical Co. Ltd.	9	21
Sumitomo Corp.	7	152
Sumitomo Electric Industries Ltd.	5	61
Sumitomo Metal Mining Co. Ltd.	2	44
Sumitomo Mitsui Financial Group, Inc.	8	421
Sumitomo Mitsui Trust Holdings, Inc.	4	86
Sumitomo Realty & Development Co. Ltd.	2	60
Suntory Beverage & Food Ltd.	1	26
Suzuki Motor Corp.	2	103
Sysmex Corp.	1	60
T&D Holdings, Inc.	3	53
Taisei Corp.	1	40
Takeda Pharmaceutical Co. Ltd.	10	297
TDK Corp.	2	124
Terumo Corp.	56	1,896
TIS, Inc.	1	31
Tobu Railway Co. Ltd.	1	32
Toho Co. Ltd.	1	23
Tokio Marine Holdings, Inc.	227	5,996
Tokyo Electric Power Co. Holdings, Inc. *	10	52
Tokyo Electron Ltd.	3	557
Tokyo Gas Co. Ltd.	2	53

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Tokyu Corp.	3	38
TOPPAN Holdings, Inc.	2	44
Toray Industries, Inc.	9	44
Tosoh Corp.	2	23
TOTO Ltd.	1	22
Toyota Industries Corp.	1	76
Toyota Motor Corp.	68	1,354
Toyota Tsusho Corp.	1	92
Trend Micro, Inc. *	1	51
Unicharm Corp.	3	89
USS Co. Ltd.	1	26
West Japan Railway Co.	2	62
Yakult Honsha Co. Ltd.	2	35
Yamaha Corp.	1	18
Yamaha Motor Co. Ltd.	6	54
Yamato Holdings Co. Ltd.	2	29
Yaskawa Electric Corp.	2	57
Yokogawa Electric Corp.	2	29
Zensho Holdings Co. Ltd.	1	29
ZOZO, Inc.	1	22
		70,175
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	1	25
Luxembourg — 0.0% ^
ArcelorMittal SA	3	90
Eurofins Scientific SE	1	52
		142
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	14	73
Sands China Ltd. *	162	426
		499
Mexico — 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	35	550
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	929
Grupo Financiero Banorte SAB de CV, Class O	152	1,543
Grupo Mexico SAB de CV	96	496
Kimberly-Clark de Mexico SAB de CV, Class A	218	495
Wal-Mart de Mexico SAB de CV	1,640	6,772
		10,785
Netherlands — 1.7%
ABN AMRO Bank NV, CVA (b)	3	45
Adyen NV * (b)	—	174
Aegon Ltd.	11	63
Akzo Nobel NV	1	84
Argenx SE *	—	63

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
Argenx SE *	—	79
ASM International NV	—	166
ASML Holding NV	40	34,802
ASR Nederland NV	1	48
BE Semiconductor Industries NV	—	73
Euronext NV (b)	1	48
EXOR NV	1	58
Heineken Holding NV	1	69
Heineken NV	2	183
IMCD NV	—	56
ING Groep NV	23	329
JDE Peet's NV	1	15
Koninklijke Ahold Delhaize NV	6	173
Koninklijke KPN NV	21	73
Koninklijke Philips NV *	5	107
NN Group NV	2	71
OCI NV	1	19
Randstad NV	1	42
Shell plc	497	15,419
Universal Music Group NV	5	154
Wolters Kluwer NV	2	234
		52,647
New Zealand — 0.0% ^
Auckland International Airport Ltd.	8	43
Fisher & Paykel Healthcare Corp. Ltd.	4	54
Mercury NZ Ltd.	4	18
Meridian Energy Ltd.	8	28
Spark New Zealand Ltd.	12	38
Xero Ltd. *	1	66
		247
Norway — 0.0% ^
Aker BP ASA	2	54
DNB Bank ASA	6	115
Equinor ASA	6	165
Gjensidige Forsikring ASA	1	20
Kongsberg Gruppen ASA	1	28
Mowi ASA	3	54
Norsk Hydro ASA	8	49
Orkla ASA	5	35
Salmar ASA	—	26
Telenor ASA	4	45
		591
Peru — 0.0% ^
Credicorp Ltd.	8	1,215

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Poland — 0.0% ^
Dino Polska SA * (b)	6	622
Portugal — 0.0% ^
EDP - Energias de Portugal SA	20	90
Galp Energia SGPS SA	3	46
Jeronimo Martins SGPS SA	2	41
		177
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (b)	58	18
Saudi Arabia — 0.1%
Al Rajhi Bank	55	1,238
Saudi Basic Industries Corp.	28	576
Saudi National Bank (The)	121	1,308
		3,122
Singapore — 0.3%
CapitaLand Ascendas, REIT	24	52
CapitaLand Integrated Commercial Trust, REIT	34	51
CapitaLand Investment Ltd.	17	36
City Developments Ltd.	3	15
DBS Group Holdings Ltd.	396	9,370
Genting Singapore Ltd.	38	29
Grab Holdings Ltd., Class A *	12	36
Jardine Cycle & Carriage Ltd.	1	13
Keppel Ltd.	9	49
Mapletree Logistics Trust, REIT	22	26
Mapletree Pan Asia Commercial Trust, REIT	15	16
Oversea-Chinese Banking Corp. Ltd.	22	208
Sea Ltd., ADR *	2	89
Seatrium Ltd. *	281	21
Sembcorp Industries Ltd.	6	24
Singapore Airlines Ltd.	9	47
Singapore Exchange Ltd.	5	38
Singapore Technologies Engineering Ltd.	10	27
Singapore Telecommunications Ltd.	53	94
STMicroelectronics NV	4	192
United Overseas Bank Ltd.	8	171
UOL Group Ltd.	3	13
		10,617
South Africa — 0.2%
Absa Group Ltd.	52	455
Anglo American plc	18	429
Bid Corp. Ltd.	20	490
Capitec Bank Holdings Ltd.	11	1,176
Clicks Group Ltd.	43	691
FirstRand Ltd.	161	584

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — continued
Sanlam Ltd.	123	470
Shoprite Holdings Ltd.	33	470
		4,765
South Korea — 1.1%
Delivery Hero SE * (b)	1	26
Hana Financial Group, Inc.	14	486
HL Mando Co. Ltd. *	21	546
KB Financial Group, Inc.	31	1,303
Kia Corp. *	12	958
LG Chem Ltd.	3	1,033
NAVER Corp.	3	521
Samsung Electronics Co. Ltd.	448	24,331
Samsung Fire & Marine Insurance Co. Ltd. *	3	561
SK Hynix, Inc.	19	1,914
SK Telecom Co. Ltd.	8	307
SM Entertainment Co. Ltd. *	4	213
S-Oil Corp.	8	390
		32,589
Spain — 0.2%
Acciona SA	—	20
ACS Actividades de Construccion y Servicios SA	1	53
Aena SME SA (b)	—	85
Amadeus IT Group SA	3	202
Banco Bilbao Vizcaya Argentaria SA	38	357
Banco Santander SA	104	416
CaixaBank SA	26	112
Cellnex Telecom SA (b)	4	139
Corp. ACCIONA Energias Renovables SA	—	11
EDP Renovaveis SA	2	31
Enagas SA	2	26
Endesa SA	2	40
Grifols SA *	2	21
Iberdrola SA	39	472
Industria de Diseno Textil SA	67	2,866
Naturgy Energy Group SA	1	22
Redeia Corp. SA	3	43
Repsol SA	8	121
Telefonica SA	31	127
		5,164
Sweden — 0.3%
Alfa Laval AB	2	67
Assa Abloy AB, Class B	6	176
Atlas Copco AB, Class A	200	3,198
Atlas Copco AB, Class B	10	138
Beijer Ref AB	2	34
Boliden AB	2	46

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Epiroc AB, Class A	4	74
Epiroc AB, Class B	3	39
EQT AB	2	61
Essity AB, Class B	4	91
Evolution AB (b)	1	137
Fastighets AB Balder, Class B *	4	28
Getinge AB, Class B	1	31
H & M Hennes & Mauritz AB, Class B	4	58
Hexagon AB, Class B	13	145
Holmen AB, Class B	1	19
Husqvarna AB, Class B	2	17
Industrivarden AB, Class A	1	26
Industrivarden AB, Class C	1	30
Indutrade AB	2	42
Investment AB Latour, Class B	1	24
Investor AB, Class B	11	261
L E Lundbergforetagen AB, Class B	1	25
Lifco AB, Class B	2	36
Nibe Industrier AB, Class B (a)	10	58
Saab AB, Class B	1	32
Sagax AB, Class B	1	30
Sandvik AB	7	143
Securitas AB, Class B	3	30
Skandinaviska Enskilda Banken AB, Class A	10	144
Skanska AB, Class B	2	38
SKF AB, Class B	2	43
Svenska Cellulosa AB SCA, Class B	4	52
Svenska Handelsbanken AB, Class A (a)	9	101
Swedbank AB, Class A	5	111
Swedish Orphan Biovitrum AB *	1	35
Tele2 AB, Class B	4	30
Telefonaktiebolaget LM Ericsson, Class B	19	104
Telia Co. AB (a)	16	40
Volvo AB, Class A	1	31
Volvo AB, Class B	83	1,998
Volvo Car AB, Class B * (a)	4	10
		7,833
Switzerland — 0.6%
ABB Ltd. (Registered)	10	430
Adecco Group AG (Registered)	1	44
Alcon, Inc.	3	238
Avolta AG *	1	24
Bachem Holding AG	—	14
Baloise Holding AG (Registered)	—	45
Banque Cantonale Vaudoise (Registered)	—	24
Barry Callebaut AG (Registered)	—	28
BKW AG	—	20

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Chocoladefabriken Lindt & Spruengli AG	—	76
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	127
Cie Financiere Richemont SA (Registered)	4	496
Clariant AG (Registered)	1	17
DSM-Firmenich AG	1	126
EMS-Chemie Holding AG (Registered)	—	32
Geberit AG (Registered)	—	122
Givaudan SA (Registered)	—	245
Helvetia Holding AG (Registered)	—	33
Julius Baer Group Ltd.	1	72
Kuehne + Nagel International AG (Registered)	1	115
Logitech International SA (Registered)	1	88
Lonza Group AG (Registered)	1	233
Novartis AG (Registered)	13	1,356
Partners Group Holding AG	—	197
Sandoz Group AG *	3	89
Schindler Holding AG	—	62
Schindler Holding AG (Registered)	—	34
SGS SA (Registered)	1	89
SIG Group AG	2	40
Sika AG (Registered)	1	269
Sonova Holding AG (Registered)	—	104
Straumann Holding AG (Registered)	1	107
Swatch Group AG (The)	—	42
Swatch Group AG (The) (Registered)	—	15
Swiss Life Holding AG (Registered)	—	134
Swiss Prime Site AG (Registered)	1	49
Swisscom AG (Registered)	—	96
Temenos AG (Registered)	1	41
UBS Group AG (Registered)	266	7,963
VAT Group AG (b)	—	81
Zurich Insurance Group AG	12	5,777
		19,194
Taiwan — 1.7%
Accton Technology Corp.	26	437
Advantech Co. Ltd.	41	443
ASE Technology Holding Co. Ltd.	160	692
ASPEED Technology, Inc.	7	687
Chailease Holding Co. Ltd.	84	466
Delta Electronics, Inc.	45	403
Eclat Textile Co. Ltd.	35	611
eMemory Technology, Inc.	6	535
Largan Precision Co. Ltd.	9	714
Quanta Computer, Inc.	69	546
Realtek Semiconductor Corp.	64	958
Taiwan Semiconductor Manufacturing Co. Ltd.	528	10,570

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	301	33,921
Wiwynn Corp.	8	564
		51,547
Thailand — 0.1%
PTT Exploration & Production PCL	142	599
Siam Cement PCL (The) (Registered)	57	429
Thai Oil PCL	588	905
		1,933
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	3	— (d)
United Kingdom — 1.9%
3i Group plc	123	3,856
abrdn plc	12	26
Admiral Group plc	2	53
Anglogold Ashanti plc	15	263
Ashtead Group plc	3	183
Associated British Foods plc	2	65
AstraZeneca plc	91	12,018
Auto Trader Group plc (b)	6	53
Aviva plc	17	95
BAE Systems plc	19	290
Barclays plc	98	183
Barratt Developments plc	6	42
Berkeley Group Holdings plc	1	40
BP plc	978	5,715
British American Tobacco plc	14	401
BT Group plc	41	59
Bunzl plc	2	87
Burberry Group plc	2	38
Centrica plc	35	61
CK Hutchison Holdings Ltd.	17	87
Coca-Cola Europacific Partners plc	1	91
Compass Group plc	11	302
Croda International plc	1	54
DCC plc	1	46
Diageo plc	68	2,473
Endava plc, ADR * (a)	6	433
Entain plc	4	49
Halma plc	2	67
Hargreaves Lansdown plc	2	22
HSBC Holdings plc	125	973
HSBC Holdings plc (a)	100	779
Imperial Brands plc	5	131
Informa plc	9	87
InterContinental Hotels Group plc	27	2,561
Intertek Group plc	1	59

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
J Sainsbury plc	10	36
JD Sports Fashion plc	17	24
Kingfisher plc	12	33
Land Securities Group plc, REIT	5	38
Legal & General Group plc	38	123
Lloyds Banking Group plc	7,147	3,831
London Stock Exchange Group plc	3	301
M&G plc	14	41
Melrose Industries plc	9	64
National Grid plc	24	314
NatWest Group plc	37	104
Next plc	1	82
Ocado Group plc *	4	25
Pearson plc	4	49
Persimmon plc	2	38
Phoenix Group Holdings plc	5	31
Reckitt Benckiser Group plc	5	332
RELX plc	167	6,877
RELX plc	103	4,250
Rentokil Initial plc	16	83
Rolls-Royce Holdings plc *	54	204
Sage Group plc (The)	6	97
Schroders plc	5	26
Segro plc, REIT	7	83
Severn Trent plc	2	57
Smith & Nephew plc	6	78
Smiths Group plc	2	45
Spirax-Sarco Engineering plc	—	59
SSE plc	277	5,890
St. James's Place plc	4	29
Standard Chartered plc	15	111
Taylor Wimpey plc	23	42
TechnipFMC plc (a)	62	1,200
Tesco plc	45	165
Unilever plc	16	778
United Utilities Group plc	4	59
Vodafone Group plc	147	125
Whitbread plc	1	57
Wise plc, Class A *	4	40
WPP plc	7	66
		57,629
United States — 30.6%
AbbVie, Inc.	81	13,323
Adobe, Inc. *	16	9,918
Advanced Micro Devices, Inc. *	51	8,605
Air Lease Corp.	27	1,121
Air Products and Chemicals, Inc.	2	413

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Albertsons Cos., Inc., Class A	18	376
Alcoa Corp.	10	294
Align Technology, Inc. *	2	479
Alnylam Pharmaceuticals, Inc. *	4	746
Alphabet, Inc., Class C *	43	6,159
Amazon.com, Inc. *	352	54,599
American Express Co.	3	611
American Homes 4 Rent, Class A, REIT	14	479
AMETEK, Inc.	9	1,392
Analog Devices, Inc.	85	16,315
Apple Hospitality REIT, Inc., REIT	17	278
Apple, Inc.	126	23,240
Arch Capital Group Ltd. *	2	181
Archer-Daniels-Midland Co.	5	257
Arista Networks, Inc. *	4	956
AutoZone, Inc. *	2	6,215
Axalta Coating Systems Ltd. *	13	427
Bank of America Corp.	414	14,070
Bath & Body Works, Inc.	12	510
Baxter International, Inc.	6	217
Berkshire Hathaway, Inc., Class B *	11	4,062
Best Buy Co., Inc.	10	723
Biogen, Inc. *	2	576
BioMarin Pharmaceutical, Inc. *	3	293
BJ's Wholesale Club Holdings, Inc. *	7	475
Blackstone, Inc.	15	1,915
Boeing Co. (The) *	6	1,204
Booking Holdings, Inc. *	1	2,136
Booz Allen Hamilton Holding Corp.	8	1,170
Boston Scientific Corp. *	59	3,712
Bristol-Myers Squibb Co.	41	2,000
Brixmor Property Group, Inc., REIT	21	473
Broadcom, Inc.	3	3,540
Cadence Design Systems, Inc. *	3	915
Capital One Financial Corp.	13	1,747
Capri Holdings Ltd. * (a)	4	186
Cardinal Health, Inc.	3	319
Carlisle Cos., Inc.	2	514
Carnival Corp. *	12	193
Carter's, Inc.	4	325
CBRE Group, Inc., Class A *	4	388
CDW Corp.	1	263
Cencora, Inc. (a)	5	1,107
Centene Corp. *	13	973
Charles Schwab Corp. (The)	86	5,425
Charter Communications, Inc., Class A *	2	740
Chemours Co. (The)	35	1,049

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Cheniere Energy, Inc.	5	860
Chevron Corp.	91	13,415
Chubb Ltd.	2	529
Cigna Group (The)	1	378
Cisco Systems, Inc.	6	291
Citigroup, Inc.	29	1,607
Citizens Financial Group, Inc.	15	497
Claire's Stores, Inc. ‡ *	—	65
CME Group, Inc.	106	21,795
CMS Energy Corp.	5	287
CNA Financial Corp.	7	294
Coca-Cola Co. (The)	319	19,003
Cognizant Technology Solutions Corp., Class A	2	158
Columbia Sportswear Co.	3	247
Comcast Corp., Class A	19	905
Confluent, Inc., Class A *	28	636
ConocoPhillips	54	6,048
Constellation Brands, Inc., Class A	3	735
Cooper Cos., Inc. (The)	3	936
Copart, Inc. *	30	1,427
Coterra Energy, Inc.	12	289
CRH plc	5	321
Crowdstrike Holdings, Inc., Class A *	4	1,291
CSL Ltd.	3	607
CSX Corp.	24	840
CVS Health Corp.	19	1,435
CyberArk Software Ltd. *	—	63
Deere & Co.	46	17,950
Dick's Sporting Goods, Inc. (a)	4	589
Digital Realty Trust, Inc., REIT	5	767
Dollar Tree, Inc. *	2	304
Dover Corp.	4	585
Dow, Inc.	131	7,041
DTE Energy Co.	3	290
EastGroup Properties, Inc., REIT	1	138
Eaton Corp. plc	2	452
Edison International	5	360
Eli Lilly & Co.	5	3,202
Emerson Electric Co.	11	1,011
Endeavor Group Holdings, Inc., Class A (a)	19	469
Energizer Holdings, Inc.	9	282
Entegris, Inc.	8	941
Entergy Corp.	9	947
EOG Resources, Inc.	71	8,023
Equity Residential, REIT	8	460
Exact Sciences Corp. *	15	1,002
ExlService Holdings, Inc. *	34	1,049

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Experian plc	6	245
Exxon Mobil Corp.	139	14,339
Federal Realty Investment Trust, REIT	4	406
FedEx Corp.	5	1,100
Ferguson plc	20	3,678
Ferrovial SE	3	125
Fidelity National Information Services, Inc.	14	881
Fifth Third Bancorp	25	845
First Citizens BancShares, Inc., Class A	—	651
Fiserv, Inc. *	11	1,602
FleetCor Technologies, Inc. *	1	384
FMC Corp.	12	659
Fortrea Holdings, Inc. *	4	122
Fortune Brands Innovations, Inc.	7	544
Freeport-McMoRan, Inc.	17	676
Garmin Ltd.	6	734
General Dynamics Corp.	2	605
Goodman Networks, Inc. ‡ *	2	— (d)
Graphic Packaging Holding Co.	29	753
GSK plc	26	518
Haleon plc	35	143
HCA Healthcare, Inc.	3	786
Henry Schein, Inc. *	6	476
Hilton Worldwide Holdings, Inc.	73	13,891
Holcim AG	3	254
Home Depot, Inc. (The)	1	462
Honeywell International, Inc.	53	10,780
Howmet Aerospace, Inc.	5	255
Hubbell, Inc.	2	680
HubSpot, Inc. *	2	1,077
Humana, Inc.	1	465
IAC, Inc. *	9	432
Ingersoll Rand, Inc.	17	1,345
International Business Machines Corp.	2	410
Intuit, Inc.	4	2,624
Intuitive Surgical, Inc. *	5	1,833
ITT, Inc.	5	600
Jabil, Inc.	7	930
James Hardie Industries plc, CHDI *	3	106
JB Hunt Transport Services, Inc.	6	1,140
Johnson & Johnson	75	11,883
Kenvue, Inc.	20	412
Keurig Dr Pepper, Inc.	31	985
Kimco Realty Corp., REIT	204	4,120
Kinder Morgan, Inc.	41	692
Knight-Swift Transportation Holdings, Inc.	6	318
Kontoor Brands, Inc.	13	772

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Kraft Heinz Co. (The)	15	542
L3Harris Technologies, Inc.	1	158
Laboratory Corp. of America Holdings	2	539
Lam Research Corp.	3	2,076
Lamar Advertising Co., Class A, REIT	5	474
Lamb Weston Holdings, Inc.	6	614
Liberty Broadband Corp., Class C *	5	423
Liberty Media Corp-Liberty Live, Class C *	6	208
Liberty Media Corp-Liberty SiriusXM *	20	599
Liberty Media Corp-Liberty SiriusXM, Class A *	10	314
Linde plc (a)	8	3,081
Loews Corp.	17	1,271
Lowe's Cos., Inc.	10	2,038
Lululemon Athletica, Inc. *	2	899
M&T Bank Corp.	10	1,342
Martin Marietta Materials, Inc.	2	1,007
Masco Corp.	4	255
Mastercard, Inc., Class A	75	33,855
McDonald's Corp.	67	19,697
McKesson Corp.	2	855
Medtronic plc	20	1,766
Merck & Co., Inc.	4	518
Meta Platforms, Inc., Class A *	76	29,536
MetLife, Inc.	13	928
Mettler-Toledo International, Inc. *	—	381
MGIC Investment Corp.	21	408
Microchip Technology, Inc.	6	496
Microsoft Corp.	200	79,626
Mid-America Apartment Communities, Inc., REIT	6	721
Middleby Corp. (The) *	5	688
Mohawk Industries, Inc. *	5	543
Monday.com Ltd. *	—	35
MongoDB, Inc. *	2	940
Moran Foods Backstop Equity ‡ *	2,995	30
Morgan Stanley	25	2,177
Murphy USA, Inc.	1	362
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	11	728
Nestle SA (Registered)	143	16,303
Netflix, Inc. *	3	1,748
Newell Brands, Inc.	31	256
Nexstar Media Group, Inc.	2	395
NextEra Energy, Inc.	245	14,341
NMG, Inc. ‡ *	1	119
Northern Trust Corp.	6	510
Northrop Grumman Corp.	1	309
NVIDIA Corp.	75	46,201

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Old Dominion Freight Line, Inc.	2	707
Oracle Corp.	16	1,825
O'Reilly Automotive, Inc. *	3	3,502
Packaging Corp. of America	4	706
Palo Alto Networks, Inc. *	7	2,319
Performance Food Group Co. *	12	897
PG&E Corp.	31	529
Philip Morris International, Inc.	14	1,317
Phillips 66	6	829
Pioneer Natural Resources Co.	3	605
PNC Financial Services Group, Inc. (The)	5	737
Pool Corp.	1	514
Post Holdings, Inc. *	6	516
Procter & Gamble Co. (The)	5	775
Progressive Corp. (The)	133	23,687
Prologis, Inc., REIT	138	17,441
Public Service Enterprise Group, Inc.	100	5,818
Public Storage, REIT	3	739
QIAGEN NV *	1	61
Quanta Services, Inc.	8	1,516
Quest Diagnostics, Inc.	2	269
Ralph Lauren Corp.	2	319
Raymond James Financial, Inc.	11	1,246
Rayonier, Inc., REIT	11	344
Regency Centers Corp., REIT	4	273
Regeneron Pharmaceuticals, Inc. *	20	18,595
Regions Financial Corp.	35	658
Roche Holding AG	27	7,829
Roche Holding AG	—	62
Rocket Cos., Inc., Class A * (a)	10	117
Ross Stores, Inc.	53	7,503
Royal Caribbean Cruises Ltd. *	4	459
Royalty Pharma plc, Class A	21	603
RTX Corp.	7	658
S&P Global, Inc.	14	6,163
Sanofi SA	7	729
Schneider Electric SE	3	683
Seagate Technology Holdings plc	6	517
Silgan Holdings, Inc.	23	1,078
Snowflake, Inc., Class A *	6	1,104
Southern Co. (The)	71	4,970
Southwest Airlines Co.	14	412
State Street Corp.	8	562
Steel Dynamics, Inc.	2	193
Stellantis NV	14	312
Stryker Corp.	17	5,743
Sun Communities, Inc., REIT	63	7,924

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Swiss Re AG	2	221
Synopsys, Inc. *	2	1,112
Take-Two Interactive Software, Inc. *	9	1,509
Tapestry, Inc.	5	187
TD SYNNEX Corp.	4	402
Tenaris SA	3	48
Tesla, Inc. *	9	1,724
Texas Instruments, Inc. (e)	10	1,538
Texas Roadhouse, Inc.	3	431
Thermo Fisher Scientific, Inc.	4	1,935
Timken Co. (The)	4	317
TJX Cos., Inc. (The)	113	10,739
T-Mobile US, Inc.	2	324
Trade Desk, Inc. (The), Class A *	15	1,026
Trane Technologies plc	8	2,014
Travelers Cos., Inc. (The)	9	1,868
Truist Financial Corp.	44	1,649
Uber Technologies, Inc. *	334	21,799
UDR, Inc., REIT	85	3,056
Union Pacific Corp.	3	693
United Parcel Service, Inc., Class B	7	973
UnitedHealth Group, Inc. (e)	65	33,351
US Bancorp	73	3,020
Ventas, Inc., REIT	4	180
Verizon Communications, Inc.	18	743
Vertex Pharmaceuticals, Inc. *	1	393
Vertiv Holdings Co., Class A	3	169
Vulcan Materials Co.	1	146
Walmart, Inc.	6	1,041
Walt Disney Co. (The)	6	580
Warner Bros Discovery, Inc. *	55	552
Wells Fargo & Co.	179	8,981
Welltower, Inc., REIT	2	138
WESCO International, Inc.	4	635
WestRock Co.	8	322
Weyerhaeuser Co., REIT	25	831
Williams Cos., Inc. (The)	21	711
Windstream Holdings, Inc. ‡ *	—	5
Workday, Inc., Class A *	5	1,322
WR Berkley Corp.	5	370
Xcel Energy, Inc.	6	361
Yum! Brands, Inc.	106	13,718
Zimmer Biomet Holdings, Inc.	8	962
		931,942
Total Common Stocks (Cost $1,076,185)		1,520,668

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 22.9%
Australia — 0.2%
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (c)	537	516
Glencore Funding LLC 4.13%, 3/12/2024 (c)	877	875
Macquarie Group Ltd. 6.21%, 11/22/2024 (c)	1,000	1,006
Mineral Resources Ltd. 8.13%, 5/1/2027 (c)	1,294	1,307
Westpac Banking Corp. (3-MONTH CME TERM SOFR + 1.03%), 6.41%, 2/26/2024 (f)	1,061	1,062
		4,766
Canada — 0.9%
Bank of Montreal
2.15%, 3/8/2024	1,437	1,432
Series H, 4.25%, 9/14/2024	334	331
Bank of Nova Scotia (The)
(SOFRINDX + 0.96%), 6.32%, 3/11/2024 (a) (f)	547	547
(SOFRINDX + 0.44%), 5.78%, 4/15/2024 (f)	716	716
(SOFR + 0.38%), 5.69%, 7/31/2024 (f)	997	998
Bell Canada (The) Series US-3, 0.75%, 3/17/2024	308	306
Canadian Imperial Bank of Commerce
3.10%, 4/2/2024	450	448
(SOFRINDX + 0.42%), 5.74%, 10/18/2024 (f)	382	382
Enbridge, Inc. 3.50%, 6/10/2024	934	927
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP4,950	5,803
1.10%, 10/19/2027 (c)	CAD773	519
4.25%, 4/25/2028 (c)	3,483	3,471
0.10%, 5/19/2028 (b)	EUR2,955	2,836
0.05%, 11/25/2030 (b)	EUR5,225	4,613
Open Text Corp. 3.88%, 2/15/2028 (c)	53	49
Royal Bank of Canada
3.97%, 7/26/2024	1,601	1,590
0.75%, 10/7/2024	804	780
Toronto-Dominion Bank (The) (SOFR + 0.36%), 5.72%, 3/4/2024 (f)	1,275	1,275
TransCanada PipeLines Ltd. 1.00%, 10/12/2024	1,076	1,043
		28,066
France — 0.0% ^
Banque Federative du Credit Mutuel SA 0.65%, 2/27/2024 (c)	1,187	1,183
Germany — 0.4%
Daimler Truck Finance North America LLC (SOFR + 1.00%), 6.33%, 4/5/2024 (c) (f)	275	275
Kreditanstalt fuer Wiederaufbau
0.00%, 3/31/2027 (b)	EUR7,500	7,489
3.13%, 10/10/2028 (b)	EUR2,690	2,986
		10,750
Ireland — 0.1%
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (c)	3,060	2,948
Italy — 0.0% ^
Enel Finance International NV 2.65%, 9/10/2024 (c)	1,028	1,009

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Japan — 0.1%
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (c)	310	303
Mitsubishi UFJ Financial Group, Inc. 3.41%, 3/7/2024	945	943
NTT Finance Corp. 0.58%, 3/1/2024 (c)	319	318
Sumitomo Mitsui Financial Group, Inc. 2.45%, 9/27/2024	679	666
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 9/16/2024 (c)	865	840
		3,070
Netherlands — 0.4%
Nederlandse Waterschapsbank NV
2.00%, 12/16/2024 (b)	GBP9,110	11,239
3.50%, 7/20/2027	AUD3,120	1,997
		13,236
Portugal — 0.0% ^
EDP Finance BV 3.63%, 7/15/2024 (c)	350	346
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (c)	6,158	6,018
1.63%, 8/2/2031 (c)	2,593	2,138
		8,156
South Korea — 0.1%
Korea Development Bank (The) 2.13%, 10/1/2024	1,826	1,790
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (c)	2,155	1,984
		3,774
Spain — 0.1%
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (f)	1,900	1,901
Sweden — 0.0% ^
Svenska Handelsbanken AB 0.55%, 6/11/2024 (c)	351	345
Switzerland — 0.0% ^
UBS AG (SOFR + 0.93%), 6.29%, 9/11/2025 (f)	624	626
United Kingdom — 0.1%
HSBC Holdings plc (SOFR + 1.51%), 4.18%, 12/9/2025 (f)	1,050	1,037
Lloyds Banking Group plc 4.45%, 5/8/2025	800	791
		1,828
United States — 20.2%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	2,101	2,148
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	2,472	2,325
Aethon United BR LP 8.25%, 2/15/2026 (c)	831	824
Affinity Interactive 6.88%, 12/15/2027 (c)	789	714
AG Issuer LLC 6.25%, 3/1/2028 (c)	263	259
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (c)	2,470	2,564
Albertsons Cos., Inc.
3.25%, 3/15/2026 (c)	1,875	1,781
7.50%, 3/15/2026 (c)	2,445	2,491
4.63%, 1/15/2027 (c)	1,271	1,233

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.88%, 2/15/2028 (c)	1,788	1,786
Allegiant Travel Co. 7.25%, 8/15/2027 (c)	740	723
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (c)	3,128	2,910
6.75%, 4/15/2028 (c)	2,868	2,894
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	3,016	2,972
4.63%, 6/1/2028 (c)	4,687	4,221
Ameren Corp. 2.50%, 9/15/2024	899	881
American Airlines, Inc.
5.50%, 4/20/2026 (c)	2,394	2,367
7.25%, 2/15/2028 (c)	2,931	2,971
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	2,552	2,392
American Express Co. 2.50%, 7/30/2024	1,287	1,269
AmeriGas Partners LP 9.38%, 6/1/2028 (c)	483	497
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a) (c)	1,939	1,991
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	687	692
AMN Healthcare, Inc. 4.63%, 10/1/2027 (c)	1,506	1,436
Antero Midstream Partners LP
7.88%, 5/15/2026 (c)	2,732	2,795
5.75%, 3/1/2027 (c)	1,191	1,182
APX Group, Inc. 6.75%, 2/15/2027 (c)	2,291	2,291
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	1,526	1,365
Archrock Partners LP
6.88%, 4/1/2027 (c)	1,883	1,888
6.25%, 4/1/2028 (c)	1,445	1,429
ASGN, Inc. 4.63%, 5/15/2028 (c)	1,785	1,688
AutoZone, Inc. 3.63%, 4/15/2025	350	344
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	3,103	2,954
Avient Corp. 5.75%, 5/15/2025 (c)	799	796
Axalta Coating Systems LLC 4.75%, 6/15/2027 (c)	1,836	1,767
Ball Corp. 6.88%, 3/15/2028	2,455	2,535
Berry Global, Inc. 5.63%, 7/15/2027 (c)	734	728
Block, Inc. 2.75%, 6/1/2026	2,968	2,778
Blue Racer Midstream LLC 7.63%, 12/15/2025 (c)	766	773
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (c)	2,251	2,255
Boyd Gaming Corp. 4.75%, 12/1/2027	2,921	2,822
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026 (c)	3,010	2,906
Buckeye Partners LP 4.13%, 3/1/2025 (c)	964	941
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (c)	3,249	3,260
8.13%, 7/1/2027 (c)	2,797	2,870
California Resources Corp. 7.13%, 2/1/2026 (c)	771	780
Calpine Corp.
4.50%, 2/15/2028 (c)	3,100	2,948
5.13%, 3/15/2028 (a) (c)	1,944	1,855
Camelot Finance SA 4.50%, 11/1/2026 (c)	665	641

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (c)	2,425	2,486
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (c)	2,428	2,216
Carnival Corp.
7.63%, 3/1/2026 (c)	2,883	2,929
5.75%, 3/1/2027 (c)	3,062	3,017
4.00%, 8/1/2028 (c)	1,062	982
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (c)	2,564	2,805
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (c)	2,454	2,405
CEC Entertainment LLC 6.75%, 5/1/2026 (c)	941	935
Cedar Fair LP 5.50%, 5/1/2025 (c)	2,857	2,851
CenterPoint Energy, Inc. (SOFRINDX + 0.65%), 6.03%, 5/13/2024 (f)	288	288
Century Communities, Inc. 6.75%, 6/1/2027	2,120	2,136
Chemours Co. (The) 5.75%, 11/15/2028 (c)	2,392	2,256
Chesapeake Energy Corp. 5.50%, 2/1/2026 (c)	1,652	1,643
Churchill Downs, Inc. 5.50%, 4/1/2027 (c)	2,316	2,288
Cigna Group (The) 0.61%, 3/15/2024	965	959
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (c)	1,949	1,798
Civitas Resources, Inc.
5.00%, 10/15/2026 (c)	65	63
8.38%, 7/1/2028 (c)	2,880	3,029
Clarios Global LP
6.25%, 5/15/2026 (c)	2,846	2,823
6.75%, 5/15/2028 (c)	3,130	3,172
Clean Harbors, Inc. 4.88%, 7/15/2027 (c)	2,265	2,192
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a) (c)	3,623	3,412
9.00%, 9/15/2028 (a) (c)	1,872	1,946
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (c)	868	870
5.88%, 6/1/2027 (a)	2,544	2,524
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (c)	2,243	2,140
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	2,704	2,216
CommScope, Inc. 6.00%, 3/1/2026 (c)	3,108	2,692
Community Health Systems, Inc.
8.00%, 3/15/2026 (c)	1,409	1,389
5.63%, 3/15/2027 (c)	2,968	2,742
8.00%, 12/15/2027 (a) (c)	2,839	2,796
Compass Minerals International, Inc. 6.75%, 12/1/2027 (c)	730	720
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (c)	1,390	1,248
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	1,808	1,555
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (f)	2	2
CoreCivic, Inc. 8.25%, 4/15/2026	779	798
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	2,122	1,880
Coty, Inc. 5.00%, 4/15/2026 (c)	971	954
Cox Communications, Inc. 3.15%, 8/15/2024 (c)	944	930
Credit Acceptance Corp. 9.25%, 12/15/2028 (c)	1,860	1,953

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Crescent Energy Finance LLC
7.25%, 5/1/2026 (c)	1,999	1,992
9.25%, 2/15/2028 (c)	209	217
Crown Americas LLC 4.75%, 2/1/2026	2,494	2,442
CSC Holdings LLC 11.25%, 5/15/2028 (c)	2,728	2,764
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (c)	2,394	2,361
CVR Energy, Inc. 5.25%, 2/15/2025 (c)	777	776
CVR Partners LP 6.13%, 6/15/2028 (c)	736	694
CVS Health Corp. 2.63%, 8/15/2024	596	587
Darling Ingredients, Inc. 5.25%, 4/15/2027 (c)	2,165	2,127
Delta Air Lines, Inc.
2.90%, 10/28/2024	974	952
7.38%, 1/15/2026	1,697	1,757
Directv Financing LLC 5.88%, 8/15/2027 (c)	3,656	3,476
DISH DBS Corp. 5.25%, 12/1/2026 (c)	3,778	2,975
DISH Network Corp. 11.75%, 11/15/2027 (c)	3,085	3,220
Diversified Healthcare Trust REIT, Zero Coupon, 1/15/2026 (c)	3,393	2,850
Dollar General Corp. 4.25%, 9/20/2024	1,305	1,294
Domtar Corp. 6.75%, 10/1/2028 (c)	1,985	1,822
DTE Energy Co. Series C, 2.53%, 10/1/2024 (g)	699	685
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	78	76
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	1,779	1,827
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (a) (g)	738	749
Elevance Health, Inc. 2.38%, 1/15/2025	400	389
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	2,479	2,460
Encompass Health Corp. 4.50%, 2/1/2028	1,158	1,106
Energizer Holdings, Inc. 4.75%, 6/15/2028 (c)	2,453	2,283
EnLink Midstream LLC 5.63%, 1/15/2028 (c)	2,178	2,153
Enterprise Products Operating LLC 4.60%, 1/11/2027	256	257
Enviva Partners LP 6.50%, 1/15/2026 (a) (c)	1,452	542
EQM Midstream Partners LP
7.50%, 6/1/2027 (c)	2,797	2,878
6.50%, 7/1/2027 (c)	241	244
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	2,926	2,969
Eversource Energy Series L, 2.90%, 10/1/2024	899	883
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	1,303	1,213
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	525	523
FirstCash, Inc. 4.63%, 9/1/2028 (c)	572	535
Fiserv, Inc. 2.75%, 7/1/2024	1,160	1,146
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025 (c)	1,886	1,883
5.50%, 5/1/2028 (c)	935	906
Freedom Mortgage Corp.
7.63%, 5/1/2026 (c)	1,813	1,806
6.63%, 1/15/2027 (c)	2,434	2,338
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	1,808	1,739

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.00%, 5/1/2028 (c)	3,639	3,358
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (c)	1,377	1,442
Gates Global LLC 6.25%, 1/15/2026 (c)	759	759
GCI LLC 4.75%, 10/15/2028 (c)	2,476	2,270
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	910	924
Genesis Energy LP 8.00%, 1/15/2027	2,556	2,586
Genting New York LLC 3.30%, 2/15/2026 (c)	784	717
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (c)	2,166	1,837
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	2,319	2,277
Goldman Sachs Group, Inc. (The)
3.63%, 2/20/2024	417	417
3.85%, 7/8/2024	1,688	1,676
Goodyear Tire & Rubber Co. (The) 9.50%, 5/31/2025	2,499	2,537
GoTo Group, Inc. 5.50%, 9/1/2027 (a) (c)	1,290	531
Griffon Corp. 5.75%, 3/1/2028	2,897	2,839
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (c)	933	814
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (c)	3,309	3,005
HAT Holdings I LLC REIT, 3.38%, 6/15/2026 (c)	2,969	2,759
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a) (c)	2,881	2,711
Heartland Dental LLC 10.50%, 4/30/2028 (c)	2,088	2,177
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (c)	2,328	2,311
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	2,991	2,937
Hess Midstream Operations LP
5.63%, 2/15/2026 (c)	2,175	2,161
5.13%, 6/15/2028 (c)	1,236	1,199
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	1,275	1,277
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (c)	906	903
5.75%, 5/1/2028 (c)	951	952
HSBC USA, Inc. 3.50%, 6/23/2024	260	258
Hyundai Capital America 1.00%, 9/17/2024 (c)	914	887
Icahn Enterprises LP
4.75%, 9/15/2024	1,273	1,266
6.25%, 5/15/2026	3,037	2,910
5.25%, 5/15/2027	927	834
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,326	1,998
5.25%, 8/15/2027 (c)	3,056	2,371
4.75%, 1/15/2028 (c)	369	276
Ingevity Corp. 3.88%, 11/1/2028 (c)	2,468	2,174
International Game Technology plc
4.13%, 4/15/2026 (c)	2,009	1,946
6.25%, 1/15/2027 (c)	200	201
IQVIA, Inc. 5.00%, 5/15/2027 (c)	2,970	2,903
IRB Holding Corp. 7.00%, 6/15/2025 (c)	2,460	2,445
Iron Mountain, Inc. REIT, 5.00%, 7/15/2028 (c)	1,520	1,454
ITC Holdings Corp. 3.65%, 6/15/2024	587	582

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Jackson National Life Global Funding (SOFR + 1.15%), 6.49%, 6/28/2024 (c) (f)	2,168	2,173
Jersey Central Power & Light Co. 4.70%, 4/1/2024 (c)	884	882
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	1,540	1,419
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	1,337	1,329
LABL, Inc.
6.75%, 7/15/2026 (c)	2,989	2,908
5.88%, 11/1/2028 (c)	1,237	1,108
Lamar Media Corp. 3.75%, 2/15/2028	2,411	2,242
Las Vegas Sands Corp.
2.90%, 6/25/2025	1,367	1,320
3.50%, 8/18/2026	2,270	2,169
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a) (c)	2,462	2,293
Level 3 Financing, Inc.
3.40%, 3/1/2027 ‡ (c)	2,407	2,353
4.63%, 9/15/2027 ‡ (c)	2,938	1,733
4.25%, 7/1/2028 ‡ (c)	260	139
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.13%, 12/15/2051 (c) (f)	724	635
Life Time, Inc. 5.75%, 1/15/2026 (c)	944	933
Light & Wonder International, Inc. 7.00%, 5/15/2028 (c)	2,386	2,383
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	75	76
4.75%, 10/15/2027 (c)	3,004	2,862
3.75%, 1/15/2028 (c)	2,358	2,178
Lowe's Cos., Inc. 3.13%, 9/15/2024	894	882
LSB Industries, Inc. 6.25%, 10/15/2028 (c)	2,386	2,266
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (c)	2,472	2,383
LyondellBasell Industries NV 5.75%, 4/15/2024	583	583
Madison IAQ LLC 4.13%, 6/30/2028 (c)	2,629	2,416
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	582	581
Masonite International Corp. 5.38%, 2/1/2028 (c)	751	732
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	430
Match Group Holdings II LLC 4.63%, 6/1/2028 (a) (c)	2,253	2,121
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (c)	3,285	3,319
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,449	2,318
Metropolitan Life Global Funding I (SOFR + 0.30%), 5.65%, 9/27/2024 (c) (f)	275	275
MGM Resorts International
6.75%, 5/1/2025	1,860	1,865
5.50%, 4/15/2027	1,612	1,586
Microchip Technology, Inc. 0.98%, 9/1/2024	608	592
MicroStrategy, Inc. 6.13%, 6/15/2028 (c)	326	311
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (c)	1,661	1,517
ModivCare, Inc. 5.88%, 11/15/2025 (c)	1,489	1,471
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (c)	3,085	2,897
Molina Healthcare, Inc. 4.38%, 6/15/2028 (c)	2,449	2,296
Moog, Inc. 4.25%, 12/15/2027 (c)	2,295	2,149
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (c)	2,554	2,267

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (c)	582	571
Navient Corp.
5.00%, 3/15/2027	2,861	2,729
4.88%, 3/15/2028	379	344
NCL Corp. Ltd.
5.88%, 2/15/2027 (c)	2,983	2,939
8.38%, 2/1/2028 (c)	3,151	3,308
Necessity Retail REIT, Inc. REIT, 4.50%, 9/30/2028 (c)	1,867	1,580
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	2,358	2,266
New Fortress Energy, Inc.
6.75%, 9/15/2025 (c)	2,886	2,852
6.50%, 9/30/2026 (c)	2,514	2,436
Newell Brands, Inc.
4.88%, 6/1/2025	1,940	1,903
6.38%, 9/15/2027	935	918
Nexstar Media, Inc. 5.63%, 7/15/2027 (c)	3,066	2,986
NextEra Energy Capital Holdings, Inc. 2.94%, 3/21/2024	536	534
NextEra Energy Operating Partners LP 3.88%, 10/15/2026 (c)	1,381	1,306
NGL Energy Operating LLC 7.50%, 2/1/2026 (c)	2,879	2,930
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (c)	596	586
Novelis Corp. 3.25%, 11/15/2026 (c)	2,011	1,883
NuStar Logistics LP
5.75%, 10/1/2025	2,171	2,166
6.00%, 6/1/2026	724	722
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (c)	3,330	3,039
Omnicom Group, Inc. 3.65%, 11/1/2024	1,210	1,193
OneMain Finance Corp.
3.50%, 1/15/2027	3,314	3,032
3.88%, 9/15/2028	1,396	1,225
Oracle Corp. 3.40%, 7/8/2024	376	372
Organon & Co. 4.13%, 4/30/2028 (c)	3,161	2,892
Outfront Media Capital LLC 5.00%, 8/15/2027 (c)	2,459	2,354
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	2,290	2,280
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	3,006	2,803
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (f)	1,114	995
Park Intermediate Holdings LLC REIT, 7.50%, 6/1/2025 (c)	2,273	2,279
Parker-Hannifin Corp. 2.70%, 6/14/2024	589	583
PBF Holding Co. LLC 6.00%, 2/15/2028	2,661	2,601
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (c)	811	800
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	2,940	2,867
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	329	341
PetSmart, Inc. 4.75%, 2/15/2028 (c)	3,186	2,976
PG&E Corp. 5.00%, 7/1/2028	2,012	1,944
Pike Corp. 5.50%, 9/1/2028 (c)	2,568	2,452
Presidio Holdings, Inc. 4.88%, 2/1/2027 (c)	2,023	1,959
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (c)	922	917

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	2,845	2,844
3.38%, 8/31/2027 (c)	310	286
6.25%, 1/15/2028 (c)	3,388	3,357
Principal Life Global Funding II 5.00%, 1/16/2027 (c)	65	65
PTC, Inc.
3.63%, 2/15/2025 (c)	920	903
4.00%, 2/15/2028 (a) (c)	2,031	1,917
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	1,150	1,137
QVC, Inc. 4.38%, 9/1/2028	2,146	1,591
Republic Services, Inc. 2.50%, 8/15/2024	689	678
Rithm Capital Corp. REIT, 6.25%, 10/15/2025 (c)	1,295	1,280
Rocket Mortgage LLC 2.88%, 10/15/2026 (c)	3,207	2,943
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (c)	3,070	2,954
5.50%, 8/31/2026 (c)	2,906	2,877
5.38%, 7/15/2027 (c)	226	222
11.63%, 8/15/2027 (c)	2,039	2,218
5.50%, 4/1/2028 (c)	946	934
Sabre GLBL, Inc.
8.63%, 6/1/2027 (c)	1,489	1,392
11.25%, 12/15/2027 (c)	1,423	1,425
SBA Communications Corp. REIT, 3.88%, 2/15/2027	3,107	2,965
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	2,854	2,650
SCIL IV LLC 5.38%, 11/1/2026 (c)	1,762	1,713
Sealed Air Corp.
5.50%, 9/15/2025 (c)	99	99
6.13%, 2/1/2028 (c)	1,728	1,734
Select Medical Corp. 6.25%, 8/15/2026 (c)	2,902	2,901
Service Properties Trust REIT, 7.50%, 9/15/2025	529	537
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,387	2,235
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (a) (c)	2,503	2,336
4.00%, 7/15/2028 (c)	3,316	3,011
SLM Corp.
4.20%, 10/29/2025	977	950
3.13%, 11/2/2026	2,029	1,900
Sotheby's 7.38%, 10/15/2027 (c)	1,485	1,427
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (c)	1,050	1,032
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a) (c)	2,611	1,704
SRS Distribution, Inc. 4.63%, 7/1/2028 (c)	2,521	2,352
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	3,294	3,234
Staples, Inc. 7.50%, 4/15/2026 (a) (c)	3,403	3,185
Starbucks Corp. (SOFRINDX + 0.42%), 5.80%, 2/14/2024 (f)	335	335
Station Casinos LLC 4.50%, 2/15/2028 (c)	1,991	1,872
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (c) (g)	2,567	2,567

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sunoco LP
6.00%, 4/15/2027	1,563	1,563
7.00%, 9/15/2028 (c)	1,466	1,498
Talos Production, Inc. 12.00%, 1/15/2026	1,531	1,578
Tampa Electric Co. 3.88%, 7/12/2024	468	465
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027 (c)	1,249	1,238
5.75%, 1/15/2028 (c)	926	919
TEGNA, Inc.
4.75%, 3/15/2026 (c)	1,552	1,510
4.63%, 3/15/2028	2,197	2,049
Teleflex, Inc. 4.25%, 6/1/2028 (c)	1,421	1,348
Tenet Healthcare Corp.
4.88%, 1/1/2026	3,086	3,059
6.25%, 2/1/2027	2,791	2,783
5.13%, 11/1/2027	2,989	2,902
4.63%, 6/15/2028	729	691
Tenneco, Inc. 8.00%, 11/17/2028 (c)	907	790
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (c)	2,197	2,150
Toyota Motor Credit Corp.
Series B, (SOFR + 0.29%), 5.64%, 9/13/2024 (f)	580	580
(SOFR + 0.55%), 5.88%, 10/16/2024 (f)	1,165	1,167
TransDigm, Inc.
6.25%, 3/15/2026 (c)	2,757	2,738
7.50%, 3/15/2027	3,146	3,154
5.50%, 11/15/2027	2,986	2,905
6.75%, 8/15/2028 (c)	2,572	2,614
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (c)	2,773	2,866
Travel + Leisure Co. 6.63%, 7/31/2026 (a) (c)	2,348	2,371
TripAdvisor, Inc. 7.00%, 7/15/2025 (c)	1,624	1,628
Uber Technologies, Inc.
8.00%, 11/1/2026 (c)	1,844	1,878
7.50%, 9/15/2027 (c)	1,141	1,166
6.25%, 1/15/2028 (c)	896	901
United Airlines, Inc. 4.38%, 4/15/2026 (c)	3,319	3,202
United Rentals North America, Inc. 3.88%, 11/15/2027	2,595	2,472
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (c)	2,061	2,036
5.75%, 6/15/2027 (c)	1,249	1,226
Uniti Group LP
REIT, 10.50%, 2/15/2028 (c)	2,741	2,790
REIT, 4.75%, 4/15/2028 (c)	3,034	2,586
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	2,924	2,892
8.00%, 8/15/2028 (c)	1,349	1,373
Urban One, Inc. 7.38%, 2/1/2028 (c)	1,915	1,697
US Acute Care Solutions LLC 6.38%, 3/1/2026 (c)	1,946	1,700

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Vail Resorts, Inc. 6.25%, 5/15/2025 (c)	715	716
Venture Global LNG, Inc. 8.13%, 6/1/2028 (c)	2,963	2,995
Veritas US, Inc. 7.50%, 9/1/2025 (c)	1,135	970
Viasat, Inc. 5.63%, 4/15/2027 (c)	2,242	2,105
Vistra Operations Co. LLC
5.50%, 9/1/2026 (c)	94	93
5.63%, 2/15/2027 (c)	2,986	2,941
5.00%, 7/31/2027 (c)	2,085	2,020
Vital Energy, Inc. 10.13%, 1/15/2028 (a)	856	897
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (c)	1,231	1,183
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (c) (h)	227	24
WESCO Distribution, Inc.
7.13%, 6/15/2025 (c)	1,890	1,900
7.25%, 6/15/2028 (c)	2,795	2,871
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (f)	823	732
Westlake Corp. 0.88%, 8/15/2024	606	591
William Carter Co. (The) 5.63%, 3/15/2027 (c)	2,163	2,123
Williams Cos., Inc. (The) 4.55%, 6/24/2024	563	560
Williams Scotsman, Inc.
6.13%, 6/15/2025 (c)	737	735
4.63%, 8/15/2028 (c)	2,281	2,159
WP Carey, Inc. REIT, 4.60%, 4/1/2024	246	245
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	1,075	1,028
Xerox Holdings Corp.
5.00%, 8/15/2025 (c)	858	838
5.50%, 8/15/2028 (c)	2,158	1,966
XHR LP REIT, 6.38%, 8/15/2025 (c)	538	538
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (c)	3,678	2,797
		615,278
Total Corporate Bonds (Cost $689,741)		697,282
Foreign Government Securities — 13.8%
Australia — 0.1%
Commonwealth of Australia
3.25%, 4/21/2029 (b)	AUD300	193
2.75%, 11/21/2029 (b)	AUD25	16
1.75%, 11/21/2032 (b)	AUD45	25
2.75%, 6/21/2035 (b)	AUD36	21
2.75%, 5/21/2041 (b)	AUD1,373	729
3.00%, 3/21/2047 (b)	AUD374	195
1.75%, 6/21/2051 (b)	AUD890	338
		1,517
Belgium — 0.3%
Kingdom of Belgium
0.90%, 6/22/2029 (b)	EUR1,510	1,512
1.00%, 6/22/2031 (b)	EUR1,930	1,873

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Belgium — continued
3.00%, 6/22/2034 (b)	EUR1,765	1,949
1.45%, 6/22/2037 (b)	EUR473	427
1.90%, 6/22/2038 (b)	EUR995	936
3.75%, 6/22/2045 (b)	EUR575	675
1.60%, 6/22/2047 (b)	EUR267	212
1.70%, 6/22/2050 (b)	EUR996	782
2.15%, 6/22/2066 (b)	EUR652	537
0.65%, 6/22/2071 (b)	EUR155	72
		8,975
Canada — 0.5%
Canada Government Bond
0.25%, 3/1/2026	CAD1,470	1,014
1.00%, 9/1/2026	CAD3,895	2,702
1.00%, 6/1/2027	CAD55	38
0.50%, 12/1/2030	CAD62	38
1.50%, 6/1/2031	CAD5	3
2.75%, 6/1/2033	CAD20	14
4.00%, 6/1/2041	CAD40	32
2.75%, 12/1/2048	CAD403	272
2.00%, 12/1/2051	CAD1,964	1,117
2.75%, 12/1/2064	CAD1,027	679
Province of Alberta 2.90%, 12/1/2028	CAD410	293
Province of British Columbia
4.70%, 6/18/2037	CAD880	687
2.95%, 6/18/2050	CAD505	300
Province of Ontario
2.30%, 9/8/2024	CAD3,210	2,351
0.01%, 11/25/2030 (b)	EUR5,800	5,180
		14,720
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK2,373	339
0.50%, 11/15/2027	DKK3,009	409
0.50%, 11/15/2029	DKK4,850	640
2.25%, 11/15/2033	DKK1,145	165
4.50%, 11/15/2039	DKK3,192	583
0.25%, 11/15/2052	DKK2,400	190
		2,326
France — 0.9%
Dexia Credit Local SA 0.25%, 12/10/2026 (b)	GBP4,200	4,733
French Republic
0.00%, 11/25/2029 (b)	EUR7,975	7,521
1.50%, 5/25/2031 (b)	EUR1,020	1,033
1.25%, 5/25/2036 (b)	EUR4,102	3,706
1.75%, 6/25/2039 (b)	EUR2,273	2,096
3.25%, 5/25/2045 (b)	EUR1,854	2,044

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
France — continued
2.00%, 5/25/2048 (b)	EUR2,810	2,446
1.50%, 5/25/2050 (b)	EUR3,492	2,664
0.75%, 5/25/2053 (b)	EUR1,219	715
1.75%, 5/25/2066 (b)	EUR851	634
		27,592
Germany — 0.3%
Bundesrepublik Deutschland
2.60%, 8/15/2033 (b)	EUR50	56
4.00%, 1/4/2037 (b)	EUR3,700	4,747
3.25%, 7/4/2042 (b)	EUR570	691
2.50%, 7/4/2044 (b)	EUR1,085	1,187
2.50%, 8/15/2046 (b)	EUR240	263
0.00%, 8/15/2050 (b)	EUR2,067	1,205
0.00%, 8/15/2052 (b)	EUR500	277
		8,426
Hungary — 0.1%
Hungary Government Bond
0.13%, 9/21/2028 (c)	EUR893	808
2.13%, 9/22/2031 (c)	1,158	920
5.38%, 9/12/2033 (b)	EUR300	337
1.75%, 6/5/2035 (b)	EUR300	243
		2,308
Indonesia — 0.0% ^
Republic of Indonesia 2.15%, 7/18/2024 (b)	EUR1,120	1,196
Italy — 1.9%
Buoni Poliennali del Tesoro
1.85%, 7/1/2025 (b)	EUR1	1
3.60%, 9/29/2025 (b)	EUR2	2
0.00%, 4/1/2026 (b)	EUR1,419	1,442
0.00%, 8/1/2026 (b)	EUR1,710	1,722
3.85%, 9/15/2026 (b)	EUR4,290	4,750
4.04%, 9/15/2026 (b)	EUR4,103	4,686
1.25%, 12/1/2026 (b)	EUR6,290	6,509
0.85%, 1/15/2027 (b)	EUR1,100	1,122
3.40%, 4/1/2028 (b)	EUR3,900	4,284
0.50%, 7/15/2028 (b)	EUR4,570	4,433
2.80%, 6/15/2029 (b)	EUR670	712
3.00%, 8/1/2029 (b)	EUR1,900	2,039
3.50%, 3/1/2030 (b)	EUR8,310	9,126
1.65%, 3/1/2032 (b)	EUR1,583	1,496
3.35%, 3/1/2035 (b)	EUR480	497
2.25%, 9/1/2036 (b)	EUR2,632	2,378
0.95%, 3/1/2037 (b)	EUR960	725
3.25%, 3/1/2038 (b)	EUR4,702	4,659
1.80%, 3/1/2041 (b)	EUR260	201

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Italy — continued
4.75%, 9/1/2044 (b)	EUR122	141
3.25%, 9/1/2046 (b)	EUR190	177
1.70%, 9/1/2051 (b)	EUR3,650	2,385
2.15%, 3/1/2072 (b)	EUR391	255
Italian Republic Government Bond 2.38%, 10/17/2024	5,381	5,264
		59,006
Japan — 5.1%
Japan Bank for International Cooperation
4.25%, 1/26/2026	4,464	4,441
1.63%, 1/20/2027 (a)	674	623
Japan Government Bond
0.40%, 6/20/2025	JPY1,180,000	8,062
0.01%, 3/20/2026	JPY461,700	3,133
0.10%, 6/20/2026	JPY921,300	6,265
0.01%, 9/20/2026	JPY120,250	816
0.10%, 9/20/2026	JPY147,650	1,004
0.01%, 12/20/2026	JPY635,950	4,311
0.10%, 9/20/2027	JPY2,527,100	17,131
0.10%, 9/20/2028	JPY791,550	5,337
0.10%, 12/20/2028	JPY302,200	2,034
0.10%, 6/20/2030	JPY1,713,300	11,442
1.80%, 9/20/2030	JPY711,450	5,278
1.90%, 3/20/2031	JPY38,400	287
0.50%, 3/20/2033	JPY251,750	1,687
1.10%, 3/20/2033	JPY63,650	450
1.70%, 6/20/2033	JPY296,150	2,200
2.40%, 3/20/2034	JPY765,850	6,038
1.50%, 6/20/2034	JPY1,941,700	14,144
1.40%, 9/20/2034	JPY360,650	2,601
1.20%, 12/20/2034	JPY292,000	2,062
1.20%, 3/20/2035	JPY288,000	2,031
1.00%, 12/20/2035	JPY431,450	2,962
0.40%, 3/20/2036	JPY271,100	1,731
0.60%, 9/20/2037	JPY649,900	4,157
0.70%, 9/20/2038	JPY380,900	2,431
0.50%, 12/20/2038	JPY138,150	853
0.30%, 6/20/2039	JPY457,750	2,713
0.30%, 12/20/2039	JPY1,199,700	7,036
0.40%, 6/20/2040	JPY1,064,900	6,281
1.50%, 3/20/2045	JPY696,600	4,680
1.40%, 12/20/2045	JPY15,650	103
0.80%, 6/20/2047	JPY125,700	714
0.80%, 12/20/2047	JPY563,100	3,177
0.70%, 12/20/2048	JPY663,000	3,602
0.40%, 9/20/2049	JPY85,200	421
0.40%, 12/20/2049	JPY159,250	785
0.40%, 3/20/2050	JPY616,400	3,025

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Japan — continued
1.40%, 3/20/2053	JPY265,700	1,652
1.60%, 12/20/2053	JPY220,550	1,433
0.40%, 3/20/2056	JPY331,200	1,482
0.90%, 3/20/2057	JPY491,200	2,580
0.50%, 3/20/2060	JPY369,600	1,628
		154,823
Luxembourg — 0.2%
European Financial Stability Facility 3.00%, 12/15/2028 (b)	EUR4,200	4,624
Mexico — 0.2%
United Mexican States
5.40%, 2/9/2028	964	982
4.49%, 5/25/2032	EUR2,338	2,561
3.50%, 2/12/2034	1,200	1,004
6.75%, 9/27/2034	700	749
6.35%, 2/9/2035	800	832
		6,128
Netherlands — 0.2%
Kingdom of Netherlands
0.00%, 7/15/2030 (b)	EUR1,575	1,472
2.50%, 1/15/2033 (b)	EUR1,380	1,504
4.00%, 1/15/2037 (b)	EUR1,110	1,381
3.75%, 1/15/2042 (b)	EUR377	470
2.75%, 1/15/2047 (b)	EUR1,030	1,136
0.00%, 1/15/2052 (b)	EUR665	356
2.00%, 1/15/2054 (b)	EUR235	222
		6,541
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	375
Philippines — 0.0% ^
Republic of Philippines 0.25%, 4/28/2025	EUR1,303	1,343
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (c)	EUR1,470	1,203
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)	2,350	2,353
2.25%, 2/2/2033 (c)	914	738
		3,091
South Korea — 0.6%
Export-Import Bank of Korea
0.00%, 10/19/2024 (b)	EUR10,060	10,565
0.75%, 9/21/2025	4,217	3,950
4.88%, 1/11/2026	1,394	1,397
Republic of Korea 0.00%, 9/16/2025	EUR1,276	1,304
		17,216

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Spain — 1.7%
Bonos and Obligaciones del Estado
2.80%, 5/31/2026	EUR3,285	3,559
1.30%, 10/31/2026 (b)	EUR2,710	2,827
0.00%, 1/31/2027	EUR610	610
1.50%, 4/30/2027 (b)	EUR7,646	7,980
1.40%, 7/30/2028 (b)	EUR1,163	1,192
1.45%, 4/30/2029 (b)	EUR370	376
0.10%, 4/30/2031 (b)	EUR800	711
5.75%, 7/30/2032	EUR3,290	4,302
2.55%, 10/31/2032 (b)	EUR4,803	5,022
3.15%, 4/30/2033 (b)	EUR8,047	8,774
2.35%, 7/30/2033 (b)	EUR1,420	1,448
3.55%, 10/31/2033 (b)	EUR3,960	4,443
1.85%, 7/30/2035 (b)	EUR1,090	1,023
3.90%, 7/30/2039 (b)	EUR1,890	2,129
4.70%, 7/30/2041 (b)	EUR3,359	4,162
1.00%, 7/30/2042 (b)	EUR637	449
2.90%, 10/31/2046 (b)	EUR552	526
2.70%, 10/31/2048 (b)	EUR771	698
1.00%, 10/31/2050 (b)	EUR1,071	629
1.90%, 10/31/2052 (b)	EUR1,040	752
3.45%, 7/30/2066 (b)	EUR446	438
1.45%, 10/31/2071 (b)	EUR170	90
		52,140
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026 (b)	SEK5,010	463
0.75%, 5/12/2028 (b)	SEK1,985	179
0.75%, 11/12/2029 (b)	SEK5,915	526
3.50%, 3/30/2039 (b)	SEK2,505	276
0.50%, 11/24/2045 (b)	SEK470	31
		1,475
United Kingdom — 1.4%
United Kingdom of Great Britain and Northern Ireland
4.50%, 6/7/2028 (b)	GBP3,315	4,328
1.63%, 10/22/2028 (b)	GBP2,250	2,607
0.50%, 1/31/2029 (b)	GBP3,037	3,299
0.38%, 10/22/2030 (b)	GBP4,800	4,910
1.00%, 1/31/2032 (b)	GBP2,110	2,171
4.25%, 6/7/2032 (b)	GBP240	316
0.88%, 7/31/2033 (b)	GBP340	330
0.63%, 7/31/2035 (b)	GBP1,422	1,248
1.75%, 9/7/2037 (b)	GBP1,473	1,408
4.75%, 12/7/2038 (b)	GBP883	1,187
1.13%, 1/31/2039 (b)	GBP716	595
4.25%, 12/7/2040 (b)	GBP1,059	1,333

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Kingdom — continued
1.25%, 10/22/2041 (b)	GBP1,590	1,254
4.50%, 12/7/2042 (b)	GBP1,150	1,482
3.25%, 1/22/2044 (b)	GBP985	1,056
3.50%, 1/22/2045 (b)	GBP1,428	1,581
0.88%, 1/31/2046 (b)	GBP1,897	1,214
4.25%, 12/7/2046 (b)	GBP965	1,189
1.50%, 7/22/2047 (b)	GBP1,652	1,202
1.75%, 1/22/2049 (b)	GBP1,424	1,078
4.25%, 12/7/2049 (b)	GBP147	180
0.63%, 10/22/2050 (b)	GBP1,514	788
1.25%, 7/31/2051 (b)	GBP938	592
3.75%, 7/22/2052 (b)	GBP488	549
1.50%, 7/31/2053 (b)	GBP525	346
3.75%, 10/22/2053 (b)	GBP2,145	2,402
4.25%, 12/7/2055 (b)	GBP386	474
1.75%, 7/22/2057 (b)	GBP649	446
4.00%, 1/22/2060 (b)	GBP575	678
0.50%, 10/22/2061 (b)	GBP1,100	425
2.50%, 7/22/2065 (b)	GBP992	818
3.50%, 7/22/2068 (b)	GBP413	439
1.63%, 10/22/2071 (b)	GBP1,104	664
1.13%, 10/22/2073 (b)	GBP105	50
		42,639
Total Foreign Government Securities (Cost $454,681)		417,664
Asset-Backed Securities — 5.0%
Cayman Islands — 4.9%
AIMCO CLO Ltd. Series 2019-10A, Class AR, 6.64%, 7/22/2032 (c) (i)	2,120	2,122
Apidos CLO
Series 2019-31A, Class A1R, 6.68%, 4/15/2031 (c) (i)	3,500	3,506
Series 2020-33A, Class BR, 7.18%, 10/24/2034 (c) (i)	5,300	5,290
Ares CLO Ltd.
Series 2016-40A, Class A1RR, 6.45%, 1/15/2029 (c) (i)	389	390
Series 2016-39A, Class A1R2, 6.61%, 4/18/2031 (c) (i)	1,400	1,400
Benefit Street Partners CLO Ltd. Series 2019-18A, Class A1R, 6.75%, 10/15/2034 (c) (i)	1,700	1,701
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A, Class A1R, 6.92%, 7/20/2032 (c) (i)	3,520	3,526
CIFC Funding Ltd.
Series 2017-5A, Class A1, 6.76%, 11/16/2030 (c) (i)	2,930	2,934
Series 2014-5A, Class A1R2, 6.78%, 10/17/2031 (c) (i)	2,180	2,182
Series 2021-4A, Class A, 6.63%, 7/15/2033 (c) (i)	2,775	2,776
Series 2014-4RA, Class A2AR, 7.33%, 1/17/2035 (c) (i)	2,070	2,070
Dryden CLO Ltd.
Series 2020-83A, Class A, 6.78%, 1/18/2032 (c) (i)	3,620	3,630
Series 2019-72A, Class AR, 6.72%, 5/15/2032 (c) (i)	2,430	2,434
Series 2019-68A, Class AR, 6.75%, 7/15/2035 (c) (i)	9,400	9,411

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.46%, 11/15/2028 (c) (i)	504	504
Series 2013-26A, Class AR, 6.48%, 4/15/2029 (c) (i)	2,677	2,676
Series 2016-43A, Class AR2, 6.62%, 4/20/2034 (c) (i)	6,500	6,477
Elmwood CLO Ltd.
Series 2020-1A, Class A, 6.82%, 4/15/2033 (c) (i)	3,950	3,956
Series 2021-3A, Class A, 6.62%, 10/20/2034 (c) (i)	3,900	3,908
Series 2021-4A, Class B, 7.18%, 10/20/2034 (c) (i)	850	850
Flatiron CLO Ltd. Series 2019-1A, Class AR, 6.73%, 11/16/2034 (c) (i)	1,500	1,502
Galaxy CLO Ltd.
Series 2017-24A, Class A, 6.70%, 1/15/2031 (c) (i)	6,313	6,314
Series 2018-27A, Class A, 6.67%, 5/16/2031 (c) (i)	4,015	4,014
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR, 6.65%, 4/20/2034 (c) (i)	750	751
KKR CLO Ltd. Series 32A, Class A1, 6.90%, 1/15/2032 (c) (i)	3,910	3,910
KKR Financial CLO Ltd. Series 2013-1A, Class A1R, 6.87%, 4/15/2029 (c) (i)	2,746	2,753
LCM Ltd.
Series 26A, Class A1, 6.65%, 1/20/2031 (c) (i)	3,617	3,617
Series 29A, Class AR, 6.65%, 4/15/2031 (c) (i)	5,500	5,495
Madison Park Funding Ltd.
Series 2017-26A, Class AR, 6.78%, 7/29/2030 (c) (i)	565	566
Series 2018-32A, Class A1R, 6.58%, 1/22/2031 (c) (i)	2,200	2,197
Series 2019-34A, Class AR, 6.71%, 4/25/2032 (c) (i)	7,000	7,011
Series 2019-33A, Class AR, 6.60%, 10/15/2032 (c) (i)	4,000	4,007
Series 2019-37A, Class AR, 6.65%, 7/15/2033 (c) (i)	3,000	3,004
Magnetite Ltd. Series 2019-22A, Class AR, 6.64%, 4/15/2031 (c) (i)	1,300	1,301
Neuberger Berman CLO Ltd. Series 2014-17A, Class AR2, 6.61%, 4/22/2029 (c) (i)	3,724	3,723
Neuberger Berman Loan Advisers CLO Ltd.
Series 2017-26A, Class AR, 6.48%, 10/18/2030 (c) (i)	1,405	1,404
Series 2020-36A, Class A1R, 6.83%, 4/20/2033 (c) (i)	3,620	3,629
Series 2019-34A, Class A1R, 6.56%, 1/20/2035 (c) (i)	5,750	5,734
OCP CLO Ltd. Series 2015-9A, Class A1R2, 6.57%, 1/15/2033 (c) (i)	9,800	9,785
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, 6.71%, 1/17/2031 (c) (i)	2,464	2,470
Series 2018-2A, Class A1A, 6.68%, 7/16/2031 (c) (i)	4,835	4,842
Palmer Square Loan Funding Ltd. Series 2022-1A, Class A1, 6.37%, 4/15/2030 (c) (i)	1,341	1,341
Stratus CLO Ltd. Series 2021-3A, Class A, 6.53%, 12/29/2029 (c) (i)	1,056	1,056
Symphony CLO Ltd. Series 2018-19A, Class A, 6.54%, 4/16/2031 (c) (i)	2,253	2,253
Voya CLO Ltd. Series 2020-2A, Class A1R, 6.73%, 7/19/2034 (c) (i)	5,233	5,239
		149,661
United States — 0.1%
Greenwood Park CLO Ltd. Series 2018-1A, Class A2, 6.59%, 4/15/2031 (c) (i)	1,703	1,706
Total Asset-Backed Securities (Cost $150,635)		151,367

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 3.8%
United States — 3.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	963	106,039
iShares MSCI India ETF (a)	192	9,586
Total Exchange-Traded Funds (Cost $109,052)		115,625
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.1%
U.S. Treasury Notes
4.13%, 1/31/2025 (j)	33,459	33,263
4.63%, 11/15/2026	1,000	1,016
Total U.S. Treasury Obligations (Cost $34,236)		34,279
Supranational — 0.5%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD3,030	1,938
European Investment Bank, 2.25%, 3/15/2030 (b)	EUR3,120	3,314
European Union, 0.00%, 10/4/2028 (b)	EUR7,300	7,024
Inter-American Development Bank
1.70%, 10/10/2024	CAD800	582
4.40%, 1/26/2026	CAD614	457
Total Supranational (Cost $13,471)		13,315
Loan Assignments — 0.0% ‡ (f) (k) ^
United States — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 5/16/2024 (h)	16	2
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 11.50%, 6/30/2026	23	23
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 12.70%, 6/30/2026	793	652
(3-MONTH CME TERM SOFR + 2.00%), 12.70%, 6/30/2026	288	181
Total Loan Assignments (Cost $967)		858
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $72)	—	567
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
GNMA Series 2021-170, IO, 0.99%, 5/16/2063 (i)	1,866	134

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (i)	138	122
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (i)	202	172
Total Commercial Mortgage-Backed Securities (Cost $485)		428
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Brazil — 0.0% ^
Localiza Rent a Car SA, expiring 2/5/2024 *	—	1
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	17	24
Total Rights (Cost $—) (d)		25
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	3	— (d)
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	40	24
Total Preferred Stocks (Cost $49)		24
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	1	13
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 6.05%, 4/25/2036 (i)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.81%, 1/25/2047 (i)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.04%, 11/25/2035 (i)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—
Short-Term Investments — 6.5%
Certificates of Deposits — 0.0% ^
Credit Agricole Corporate and Investment Bank, (SOFR + 0.60%), 5.91%, 8/1/2025 (f) (Cost $499)	499	499
Commercial Paper — 0.3%
American Electric Power Co., Inc., 5.91%, 5/21/2024 (l)	400	393

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Brookfield Corp. Treasury Ltd.
5.89%, 3/26/2024 (c) (l)	250	248
6.07%, 3/28/2024 (c)	250	248
Citigroup Global Markets, Inc., 6.01%, 9/25/2024 (c)	1,000	966
CNH Industrial Capital LLC, 5.72%, 6/28/2024 (c) (l)	500	488
DNB Bank ASA, 5.84%, 8/6/2024 (l)	1,980	1,927
Macquarie International Finance Ltd., 5.94%, 5/3/2024 (l)	292	288
NatWest Markets plc, 6.00%, 7/22/2024 (c)	1,105	1,077
TELUS Corp., 5.90%, 2/26/2024 (l)	945	941
VW Credit, Inc., 5.96%, 4/17/2024 (l)	750	741
Westpac Banking Corp., 5.93%, 9/6/2024 (l)	1,165	1,129
Total Commercial Paper (Cost $8,433)		8,446
	SHARES (000)
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (m) (n) (Cost $63,838)	63,825	63,870
Investment of Cash Collateral from Securities Loaned — 4.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (m) (n)	108,722	108,765
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (m) (n)	15,052	15,052
Total Investment of Cash Collateral from Securities Loaned (Cost $123,816)		123,817
Total Short-Term Investments (Cost $196,586)		196,632
Total Investments — 103.6% (Cost $2,726,160)		3,148,747
Liabilities in Excess of Other Assets — (3.6)%		(108,111)
NET ASSETS — 100.0%		3,040,636

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
GBP	British Pound

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $121,114.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,255.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2024.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2024.

(h)	Defaulted security.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2024.

(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	The rate shown is the effective yield as of January 31, 2024.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	13.3%
Semiconductors & Semiconductor Equipment	5.6
Asset-Backed Securities	4.8
Banks	4.6
Oil, Gas & Consumable Fuels	4.3
Hotels, Restaurants & Leisure	3.9
Software	3.8
Fixed Income	3.4
Capital Markets	3.0
Insurance	2.5
Health Care Providers & Services	2.4
Pharmaceuticals	2.3
Financial Services	2.1
Broadline Retail	2.1
Media	2.1
Technology Hardware, Storage & Peripherals	1.7
Chemicals	1.7
Specialty Retail	1.6
Interactive Media & Services	1.6
Electric Utilities	1.5
Ground Transportation	1.2
Biotechnology	1.2
U.S. Treasury Notes	1.1
Textiles, Apparel & Luxury Goods	1.1
Machinery	1.0
Health Care Equipment & Supplies	1.0
Consumer Staples Distribution & Retail	1.0
Others (each less than 1.0%)	17.9
Short-Term Investments	6.2
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	1	03/07/2024	EUR	128	— (a)
Euro-BTP	49	03/07/2024	EUR	6,301	69
Euro-OAT	78	03/07/2024	EUR	10,972	191
Short-Term Euro-BTP	130	03/07/2024	EUR	14,948	61
TOPIX Index	268	03/07/2024	JPY	45,932	(55)
Australia 10 Year Bond	80	03/15/2024	AUD	6,095	157
Australia 3 Year Bond	30	03/15/2024	AUD	2,105	17
MSCI EAFE E-Mini Index	310	03/15/2024	USD	34,605	192
MSCI Emerging Markets E-Mini Index	454	03/15/2024	USD	22,264	(22)
S&P 500 E-Mini Index	1,710	03/15/2024	USD	416,299	12,269
Foreign Exchange EUR/USD	66	03/18/2024	USD	8,934	6
Canada 10 Year Bond	58	03/19/2024	CAD	5,253	25
Canada 5 Year Bond	20	03/19/2024	CAD	1,656	7
U.S. Treasury 10 Year Note	2,655	03/19/2024	USD	298,522	8,519
Long Gilt	5	03/26/2024	GBP	633	13
U.S. Treasury 5 Year Note	1,771	03/28/2024	USD	192,140	(24)
3 Month SOFR	7	09/17/2024	USD	1,669	3
3 Month SONIA	115	12/17/2024	GBP	34,855	44
3 Month Euro Euribor	2	06/16/2025	EUR	529	5
3 Month Euro Euribor	65	09/15/2025	EUR	17,204	26
3 Month Euro Euribor	162	12/15/2025	EUR	42,878	206
					21,709
Short Contracts
Euro-Bund	(113)	03/07/2024	EUR	(16,565)	(48)
Euro-Buxl 30 Year Bond	(1)	03/07/2024	EUR	(148)	(1)
Euro-Schatz	(9)	03/07/2024	EUR	(1,032)	1
U.S. Treasury 10 Year Note	(32)	03/19/2024	USD	(3,598)	(39)
U.S. Treasury 10 Year Ultra Note	(52)	03/19/2024	USD	(6,092)	(164)
3 Month SOFR	(4)	03/19/2024	USD	(946)	— (a)
U.S. Treasury 2 Year Note	(77)	03/28/2024	USD	(15,839)	17
U.S. Treasury 5 Year Note	(115)	03/28/2024	USD	(12,477)	(247)
3 Month Euro Euribor	(222)	06/17/2024	EUR	(58,030)	(72)
3 Month Euro Euribor	(65)	09/16/2024	EUR	(17,073)	(30)
3 Month SONIA	(115)	09/17/2024	GBP	(34,712)	(37)
3 Month Euro Euribor	(69)	12/16/2024	EUR	(18,187)	(35)
					(655)
					21,054

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Forward foreign currency exchange contracts outstanding as of January 31, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	650	EUR	749	Barclays Bank plc	2/5/2024	14
GBP	3,549	USD	4,480	Morgan Stanley	2/5/2024	17
USD	8,948	AUD	13,611	Royal Bank of Canada	2/5/2024	18
USD	7,475	CAD	10,045	Royal Bank of Canada	2/5/2024	4
USD	9,086	EUR	8,278	HSBC Bank, NA	2/5/2024	139
USD	6,735	EUR	6,226	Morgan Stanley	2/5/2024	6
USD	5,780	GBP	4,542	TD Bank Financial Group	2/5/2024	25
USD	3,795	JPY	543,532	Standard Chartered Bank	2/5/2024	100
GBP	293	USD	371	TD Bank Financial Group	3/5/2024	— (a)
JPY	2,483,844	USD	16,881	HSBC Bank, NA	3/5/2024	83
JPY	379,580	USD	2,587	State Street Corp.	3/5/2024	5
USD	2,612	GBP	2,047	Barclays Bank plc	3/5/2024	17
Total unrealized appreciation						428
AUD	13,611	USD	9,265	Barclays Bank plc	2/5/2024	(335)
CAD	10,044	USD	7,585	BNP Paribas	2/5/2024	(113)
EUR	706	USD	778	Barclays Bank plc	2/5/2024	(16)
EUR	8,455	USD	9,361	HSBC Bank, NA	2/5/2024	(223)
EUR	6,407	USD	7,016	Standard Chartered Bank	2/5/2024	(91)
EUR	716	USD	783	State Street Corp.	2/5/2024	(9)
GBP	635	USD	809	State Street Corp.	2/5/2024	(4)
JPY	159,881	EUR	1,031	Goldman Sachs International	2/5/2024	(27)
JPY	2,867,494	USD	20,457	HSBC Bank, NA	2/5/2024	(965)
USD	371	GBP	293	TD Bank Financial Group	2/5/2024	— (a)
AUD	13,611	USD	8,957	Royal Bank of Canada	3/5/2024	(18)
CAD	10,045	USD	7,478	Royal Bank of Canada	3/5/2024	(4)
EUR	6,226	USD	6,743	Morgan Stanley	3/5/2024	(5)
Total unrealized depreciation						(1,810)
Net unrealized depreciation						(1,382)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$151,367	$—	$151,367
Collateralized Mortgage Obligations	—	— (a)	—	— (a)
Commercial Mortgage-Backed Securities	—	428	—	428
Common Stocks
Australia	—	11,553	—	11,553
Austria	51	193	—	244
Belgium	68	3,996	—	4,064
Brazil	7,387	35	—	7,422
Burkina Faso	—	21	—	21
Canada	7,891	—	—	7,891
Chile	533	54	—	587
China	9,707	29,181	—	38,888
Colombia	319	—	—	319
Denmark	—	25,995	—	25,995
Finland	—	5,893	—	5,893
France	24	77,778	—	77,802
Germany	—	32,643	—	32,643
Greece	—	437	—	437
Hong Kong	16	13,258	—	13,274
Hungary	717	—	—	717
India	11,984	2,064	—	14,048
Indonesia	—	8,766	—	8,766
Ireland	1,005	326	—	1,331
Israel	248	377	—	625
Italy	19	4,651	—	4,670
Japan	—	70,175	—	70,175
Jordan	—	25	—	25
Luxembourg	—	142	—	142
Macau	—	499	—	499
Mexico	10,785	—	—	10,785
Netherlands	79	52,568	—	52,647
New Zealand	99	148	—	247
Norway	45	546	—	591
Peru	1,215	—	—	1,215
Poland	—	622	—	622
Portugal	—	177	—	177
Russia	—	—	18	18
Saudi Arabia	—	3,122	—	3,122
Singapore	125	10,492	—	10,617
South Africa	2,121	2,644	—	4,765
South Korea	—	32,589	—	32,589
Spain	—	5,164	—	5,164

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Sweden	$—	$7,833	$—	$7,833
Switzerland	—	19,194	—	19,194
Taiwan	33,921	17,626	—	51,547
Thailand	—	1,933	—	1,933
United Arab Emirates	—	—	—(b )	—(b )
United Kingdom	1,724	55,905	—	57,629
United States	896,391	35,326	225	931,942
Total Common Stocks	986,474	533,951	243	1,520,668
Convertible Preferred Stocks	—	—	567	567
Corporate Bonds
Australia	—	4,766	—	4,766
Canada	—	28,066	—	28,066
France	—	1,183	—	1,183
Germany	—	10,750	—	10,750
Ireland	—	2,948	—	2,948
Italy	—	1,009	—	1,009
Japan	—	3,070	—	3,070
Netherlands	—	13,236	—	13,236
Portugal	—	346	—	346
Singapore	—	8,156	—	8,156
South Korea	—	3,774	—	3,774
Spain	—	1,901	—	1,901
Sweden	—	345	—	345
Switzerland	—	626	—	626
United Kingdom	—	1,828	—	1,828
United States	—	611,053	4,225	615,278
Total Corporate Bonds	—	693,057	4,225	697,282
Exchange-Traded Funds	115,625	—	—	115,625
Foreign Government Securities	—	417,664	—	417,664
Loan Assignments	—	—	858	858
Preferred Stocks	—	—	24	24
Rights
Brazil	1	—	—	1
United States	—	—	24	24
Total Rights	1	—	24	25
Supranational	—	13,315	—	13,315
U.S. Treasury Obligations	—	34,279	—	34,279
Warrants	—	—	13	13
Short-Term Investments
Certificates of Deposits	—	499	—	499
Commercial Paper	—	8,446	—	8,446
Investment Companies	63,870	—	—	63,870
Investment of Cash Collateral from Securities Loaned	123,817	—	—	123,817
Total Short-Term Investments	187,687	8,945	—	196,632
Total Investments in Securities	$1,289,787	$1,853,006	$5,954	$3,148,747

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$428	$—	$428
Futures Contracts	21,654	174	—	21,828
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,810)	—	(1,810)
Futures Contracts	(774)	—	—	(774)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$20,880	$(1,208)	$—	$19,672

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended January 31, 2024.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$100,074	$462	$103,297	$(9,692)	$12,453	$—	—	$641	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	63,971	435,186	435,326	24	15	63,870	63,825	980	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	20,759	248,000	160,000	6	—	108,765	108,722	929	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	2,901	78,228	66,077	—	—	15,052	15,052	123	—
Total	$187,705	$761,876	$764,700	$(9,662)	$12,468	$187,687		$2,673	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.
C. Derivatives — The Fund used derivative instruments including options, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g.,

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.